JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT C

Annual Report

To

Contract Owners

December 31, 2024

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and Contract Owners of Jefferson National Life Annuity Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account C (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)1

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 8, 2023 (inception) to December 31, 2023.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

(1)	See Note 1 to the financial statements for the former name of the subaccount.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIA	2,225	$66,858	$70,499	$1	$70,500	$-	$70,500	$70,500	$-	$70,500
AASCO	93,860	2,272,209	1,671,646	1	1,671,647	-	1,671,647	1,671,647	-	1,671,647
ALCAI2	81,034	6,734,595	9,389,410	1	9,389,411	-	9,389,411	9,389,411	-	9,389,411
ALCGI2	24,941	1,724,037	2,224,473	-	2,224,473	-	2,224,473	2,224,473	-	2,224,473
ALMGI2	39,897	924,257	813,900	1	813,901	-	813,901	813,901	-	813,901
SVDF	26,126	714,197	631,464	-	631,464	1	631,463	631,463	-	631,463
SVOF	41,349	1,030,354	1,110,640	1	1,110,641	-	1,110,641	1,110,641	-	1,110,641
PIHYB2	2,063	18,625	17,331	-	17,331	-	17,331	17,331	-	17,331
PIVEI2	6,659	96,309	88,703	1	88,704	-	88,704	88,704	-	88,704
PIVF2	13,228	199,205	248,694	-	248,694	-	248,694	248,694	-	248,694
PIVMV2	5,038	60,268	56,727	-	56,727	-	56,727	56,727	-	56,727
PIVSI2	4,690	46,986	41,412	-	41,412	-	41,412	41,412	-	41,412
DSIF	158,717	8,551,912	12,659,241	1	12,659,242	-	12,659,242	12,628,301	30,941	12,659,242
DSRG	58,068	2,174,937	3,223,329	-	3,223,329	-	3,223,329	3,223,329	-	3,223,329
DVSCS	24,156	439,400	468,388	1	468,389	-	468,389	468,389	-	468,389
CLVGT2	16,209	331,044	458,067	-	458,067	-	458,067	458,067	-	458,067
FHIB	59,585	366,573	338,445	-	338,445	-	338,445	338,445	-	338,445
FVK2S	12,226	218,580	216,885	-	216,885	-	216,885	216,885	-	216,885
FVU2	13,350	133,007	136,038	-	136,038	-	136,038	136,038	-	136,038
GVR2XS	1,562	304,947	251,834	-	251,834	-	251,834	251,834	-	251,834
GVRUGM	504	504	504	-	504	1	503	503	-	503
RAF	81	1,855	1,045	1	1,046	-	1,046	1,046	-	1,046
RBF	1,225	113,912	91,690	2	91,692	-	91,692	91,692	-	91,692
RBKF	30	3,669	3,436	1	3,437	-	3,437	3,437	-	3,437
RBMF	1,199	97,100	117,650	1	117,651	-	117,651	117,651	-	117,651
RCPF	1,765	114,069	124,069	1	124,070	-	124,070	124,070	-	124,070
RELF	332	80,697	77,758	-	77,758	1	77,757	77,757	-	77,757
RENF	1,280	287,232	307,168	1	307,169	-	307,169	307,169	-	307,169
RESF	520	139,382	157,382	-	157,382	1	157,381	157,381	-	157,381
RFSF	137	12,355	15,784	1	15,785	-	15,785	15,785	-	15,785
RHCF	1,904	132,827	150,508	-	150,508	1	150,507	150,507	-	150,507
RINF	2	200	233	-	233	1	232	232	-	232
RLCE	57	6,170	6,798	1	6,799	-	6,799	6,799	-	6,799
RLCJ	65	6,286	4,954	1	4,955	-	4,955	4,955	-	4,955
RMED	114	24,805	27,014	-	27,014	1	27,013	27,013	-	27,013
RMEK	215	19,908	16,483	1	16,484	-	16,484	16,484	-	16,484
RNF	303	55,775	64,420	-	64,420	1	64,419	64,419	-	64,419

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ROF	15,477	693,672	1,331,935	-	1,331,935	-	1,331,935	1,331,935	-	1,331,935
RPMF	9,084	372,429	365,640	-	365,640	-	365,640	365,640	-	365,640
RREF	186	7,113	7,014	-	7,014	1	7,013	7,013	-	7,013
RTEC	265	45,521	56,271	-	56,271	-	56,271	56,271	-	56,271
RTF	899	354,818	434,953	1	434,954	-	434,954	434,954	-	434,954
RTRF	-	1	2	-	2	-	2	2	-	2
RUF	16	559	368	-	368	-	368	368	-	368
RUGB	170	6,387	3,086	-	3,086	-	3,086	3,086	-	3,086
RUTL	1,876	58,483	70,241	-	70,241	-	70,241	70,241	-	70,241
RVARS	23	601	558	-	558	-	558	558	-	558
RVCMD	335	30,625	29,802	-	29,802	-	29,802	29,802	-	29,802
RVF	11,628	1,402,800	2,160,365	-	2,160,365	-	2,160,365	2,160,365	-	2,160,365
RVIMC	-	12	5	-	5	1	4	4	-	4
RVLCG	5,502	256,267	307,115	-	307,115	-	307,115	307,115	-	307,115
RVLCV	422	24,558	25,523	1	25,524	-	25,524	25,524	-	25,524
RVLDD	814	188,000	186,929	-	186,929	-	186,929	186,929	-	186,929
RVMCG	509	18,940	19,430	2	19,432	-	19,432	19,432	-	19,432
RVSCG	230	13,691	12,158	-	12,158	1	12,157	12,157	-	12,157
RVWDL	-	8	5	-	5	2	3	3	-	3
AVGI	2,271	69,251	76,359	-	76,359	1	76,358	76,358	-	76,358
AVHY1	30,543	155,656	145,692	-	145,692	-	145,692	116,767	28,925	145,692
IVDDI	5,832	142,501	150,937	-	150,937	1	150,936	150,936	-	150,936
IVGMMI	1,174,907	1,174,907	1,174,907	1	1,174,908	-	1,174,908	1,174,908	-	1,174,908
IVHS	1,863	48,838	50,293	-	50,293	-	50,293	50,293	-	50,293
IVMCC2	259	2,103	2,772	-	2,772	2	2,770	2,770	-	2,770
IVRE	40,479	644,707	542,017	-	542,017	-	542,017	542,017	-	542,017
IVT	9,313	184,722	221,650	-	221,650	1	221,649	221,649	-	221,649
JABIN	22,487	824,927	1,151,799	1	1,151,800	-	1,151,800	1,151,800	-	1,151,800
JAEI	77,453	5,386,372	6,519,952	1	6,519,953	-	6,519,953	6,519,953	-	6,519,953
JAFRIN	10,305	462,035	591,277	-	591,277	-	591,277	591,277	-	591,277
JAGRIN	95,954	3,959,639	6,966,227	-	6,966,227	-	6,966,227	6,966,227	-	6,966,227
JAIG	24,101	747,592	1,058,518	2	1,058,520	-	1,058,520	1,058,520	-	1,058,520
JARIN	131,240	4,671,298	7,795,659	-	7,795,659	1	7,795,658	7,761,446	34,212	7,795,658
JMCVIN	4,256	69,330	79,210	-	79,210	-	79,210	79,210	-	79,210
LZREMS	18,983	379,542	410,991	-	410,991	-	410,991	410,991	-	410,991
LZRIES	6,877	63,865	64,025	-	64,025	-	64,025	64,025	-	64,025
LZRUSM	36,839	548,604	532,690	-	532,690	-	532,690	532,690	-	532,690

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LPVCAI	50	802	728	-	728	1	727	727	-	727
LPVCII	3,248	63,835	68,856	-	68,856	-	68,856	68,856	-	68,856
LVCLGI	6,811	219,031	323,050	-	323,050	-	323,050	323,050	-	323,050
SBVHY	8,601	59,198	51,950	-	51,950	1	51,949	51,949	-	51,949
LACB2	23,351	183,375	196,221	-	196,221	-	196,221	196,221	-	196,221
LACDV2	21,392	173,658	183,226	1	183,227	-	183,227	183,227	-	183,227
LACI2	42,397	455,157	452,970	-	452,970	-	452,970	452,970	-	452,970
LACIPS	2,559	23,482	23,454	-	23,454	-	23,454	23,454	-	23,454
LACLV2	2,334	42,430	43,916	-	43,916	1	43,915	43,915	-	43,915
LACU2	9,978	256,920	302,837	1	302,838	-	302,838	302,838	-	302,838
LACV2	97,831	1,159,993	1,196,379	-	1,196,379	-	1,196,379	1,196,379	-	1,196,379
LOVCDG	23,632	392,646	439,079	1	439,080	-	439,080	439,080	-	439,080
LOVGI	16,259	580,936	649,051	1	649,052	-	649,052	649,052	-	649,052
GVEXD	29,280	316,706	334,667	-	334,667	-	334,667	334,667	-	334,667
AMCG	74	2,429	2,330	1	2,331	-	2,331	2,331	-	2,331
AMRI	1,114	17,833	18,362	-	18,362	1	18,361	18,361	-	18,361
AMSRS	11,324	307,835	452,157	-	452,157	-	452,157	452,157	-	452,157
AMTB	21,856	233,864	211,130	-	211,130	-	211,130	211,130	-	211,130
NOVPDI	165,258	2,729,301	2,624,295	-	2,624,295	-	2,624,295	2,613,168	11,127	2,624,295
NOVPM	1,586,099	39,236,978	47,789,164	1	47,789,165	-	47,789,165	47,556,652	232,513	47,789,165
PMVAAA	3,427	35,251	30,121	-	30,121	-	30,121	30,121	-	30,121
PMVEBA	2,660	33,435	28,299	-	28,299	-	28,299	28,299	-	28,299
PMVFHA	460	4,944	4,596	-	4,596	1	4,595	4,595	-	4,595
PMVGBA	2,324	25,043	21,475	-	21,475	-	21,475	21,475	-	21,475
PMVHYA	5,032	38,710	36,434	-	36,434	-	36,434	36,434	-	36,434
PMVLDA	5,619	56,897	54,171	-	54,171	-	54,171	54,171	-	54,171
PMVLGA	20,882	229,147	151,810	1	151,811	-	151,811	151,811	-	151,811
PMVRRA	31,946	400,880	367,702	1	367,703	-	367,703	367,703	-	367,703
PMVTRA	53,917	579,335	487,411	-	487,411	1	487,410	487,410	-	487,410
PVSTA	1,309	13,494	13,513	-	13,513	-	13,513	13,513	-	13,513
ROCMC	38,248	363,649	372,923	-	372,923	-	372,923	372,923	-	372,923
ROCSC	35,629	296,701	335,627	1	335,628	-	335,628	335,628	-	335,628
TAVV	14,253	236,366	291,625	-	291,625	2	291,623	291,623	-	291,623
VWBF	1,970	15,787	14,343	-	14,343	1	14,342	14,342	-	14,342
VWEM	30,376	377,854	278,551	1	278,552	-	278,552	278,552	-	278,552
VWHA	3,792	104,330	95,494	-	95,494	-	95,494	95,494	-	95,494

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

*** If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVGIA	AASCO	ALCAI2	ALCGI2	ALMGI2	SVDF	SVOF	PIHYB2
Reinvested dividends	$1,010	6,369	-	-	-	-	507	921
Mortality and expense risk charges (note 2)	(702)	(16,638)	(83,270)	(19,413)	(8,061)	(6,035)	(10,627)	(168)

Net investment income (loss)	308	(10,269)	(83,270)	(19,413)	(8,061)	(6,035)	(10,120)	753

Realized gain (loss) on investments	36	(12,945)	210,967	43,039	(1,064)	(9,770)	4,449	(31)
Change in unrealized gain (loss) on investments	4,896	134,716	2,978,316	636,336	154,417	108,424	35,566	471

Net gain (loss) on investments	4,932	121,771	3,189,283	679,375	153,353	98,654	40,015	440

Reinvested capital gains	2,398	-	-	-	-	-	106,133	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,638	111,502	3,106,013	659,962	145,292	92,619	136,028	1,193

Investment Activity*:	PIVEI2	PIVF2	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2
Reinvested dividends	$1,637	1,032	896	1,644	140,225	16,249	4,422	-
Mortality and expense risk charges (note 2)	(840)	(2,395)	(536)	(412)	(121,410)	(30,926)	(4,237)	(4,054)

Net investment income (loss)	797	(1,363)	360	1,232	18,815	(14,677)	185	(4,054)

Realized gain (loss) on investments	58	1,530	(246)	(102)	517,690	32,070	(3,061)	4,745
Change in unrealized gain (loss) on investments	(8,243)	32,039	1,579	1	1,213,132	596,587	20,854	58,240

Net gain (loss) on investments	(8,185)	33,569	1,333	(101)	1,730,822	628,657	17,793	62,985

Reinvested capital gains	15,094	11,346	3,129	-	756,616	19,344	8,663	31,039

Net increase (decrease) in contract owners’ equity resulting from operations	$7,706	43,552	4,822	1,131	2,506,253	633,324	26,641	89,970

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	FHIB	FVK2S	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF
Reinvested dividends	$17,747	1,356	2,782	916	29	114	-	78
Mortality and expense risk charges (note 2)	(3,281)	(2,148)	(1,282)	(1,595)	(7)	(11)	(1,098)	(38)

Net investment income (loss)	14,466	(792)	1,500	(679)	22	103	(1,098)	40

Realized gain (loss) on investments	(1,026)	(2,317)	(14)	16,193	-	(7)	(1,696)	(298)
Change in unrealized gain (loss) on investments	3,094	27,887	15,340	(31,607)	-	(289)	(7,841)	329

Net gain (loss) on investments	2,068	25,570	15,326	(15,414)	-	(296)	(9,537)	31

Reinvested capital gains	-	6,324	-	1,378	-	-	10,210	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,534	31,102	16,826	(14,715)	22	(193)	(425)	71

Investment Activity*:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RINF
Reinvested dividends	$1,108	1,893	-	10,368	-	131	-	-
Mortality and expense risk charges (note 2)	(1,257)	(1,263)	(646)	(4,369)	(1,700)	(144)	(1,578)	(6)

Net investment income (loss)	(149)	630	(646)	5,999	(1,700)	(13)	(1,578)	(6)

Realized gain (loss) on investments	2,707	31	4,910	53,739	(293)	55	1,373	92
Change in unrealized gain (loss) on investments	(7,207)	3,382	(4,361)	(62,205)	(14,409)	2,643	(5,397)	(3)

Net gain (loss) on investments	(4,500)	3,413	549	(8,466)	(14,702)	2,698	(4,024)	89

Reinvested capital gains	-	-	1,126	-	-	57	4,220	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,649)	4,043	1,029	(2,467)	(16,402)	2,742	(1,382)	83

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF	ROF
Reinvested dividends	$-	478	188	-	290	502	-	2,565
Mortality and expense risk charges (note 2)	-	(75)	(61)	-	(400)	(341)	(497)	(12,323)

Net investment income (loss)	-	403	127	-	(110)	161	(497)	(9,758)

Realized gain (loss) on investments	2	19	1,134	1	4,891	1,140	661	20,125
Change in unrealized gain (loss) on investments	(1)	(702)	(1,483)	(3)	662	1,714	9,721	211,248

Net gain (loss) on investments	1	(683)	(349)	(2)	5,553	2,854	10,382	231,373

Reinvested capital gains	-	-	-	-	-	-	-	23,745

Net increase (decrease) in contract owners’ equity resulting from operations	$1	(280)	(222)	(2)	5,443	3,015	9,885	245,360

Investment Activity*:	RPMF	RREF	RRF	RTEC	RTF	RTRF	RUF	RUGB
Reinvested dividends	$6,139	90	-	-	1,575	-	47	112
Mortality and expense risk charges (note 2)	(4,084)	(78)	-	(568)	(3,419)	-	(4)	(35)

Net investment income (loss)	2,055	12	-	(568)	(1,844)	-	43	77

Realized gain (loss) on investments	1,528	(470)	25	5,790	18,320	(19)	(2)	(296)
Change in unrealized gain (loss) on investments	27,817	493	(26)	1,716	103,093	10	(101)	(255)

Net gain (loss) on investments	29,345	23	(1)	7,506	121,413	(9)	(103)	(551)

Reinvested capital gains	-	-	-	2,765	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$31,400	35	(1)	9,703	119,569	(9)	(60)	(474)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	RUTL	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVLCG	RVLCV
Reinvested dividends	$884	29	5,955	-	941	-	177	341
Mortality and expense risk charges (note 2)	(654)	(7)	(1,179)	(24,683)	(112)	-	(2,837)	(258)

Net investment income (loss)	230	22	4,776	(24,683)	829	-	(2,660)	83

Realized gain (loss) on investments	1,039	1	(39,868)	322,554	(10,516)	-	1,614	1,033
Change in unrealized gain (loss) on investments	9,558	(51)	41,572	636,477	7,254	(1)	62,764	1,321

Net gain (loss) on investments	10,597	(50)	1,704	959,031	(3,262)	(1)	64,378	2,354

Reinvested capital gains	-	-	-	-	-	-	1,237	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,827	(28)	6,480	934,348	(2,433)	(1)	62,955	2,437

Investment Activity*:	RVLDD	RVMCG	RVSCG	RVSDL	RVWDL	AVGI	AVHY1	IVDDI
Reinvested dividends	$916	-	-	-	-	501	8,094	2,773
Mortality and expense risk charges (note 2)	(1,112)	(220)	(121)	-	-	(790)	(1,407)	(1,447)

Net investment income (loss)	(196)	(220)	(121)	-	-	(289)	6,687	1,326

Realized gain (loss) on investments	30,052	1,370	(11)	(1)	(2)	(3,333)	(869)	83
Change in unrealized gain (loss) on investments	(6,363)	1,201	939	2	1	14,188	3,195	8,760

Net gain (loss) on investments	23,689	2,571	928	1	(1)	10,855	2,326	8,843

Reinvested capital gains	-	2	-	-	-	6,013	-	5,902

Net increase (decrease) in contract owners’ equity resulting from operations	$23,493	2,353	807	1	(1)	16,579	9,013	16,071

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	IVGMMI	IVHS	IVMCC2	IVRE	IVT	JABIN	JAEI	JAFRIN
Reinvested dividends	$60,685	-	3	14,378	-	22,906	47,357	591
Mortality and expense risk charges (note 2)	(12,515)	(563)	(114)	(5,582)	(1,959)	(11,251)	(64,553)	(5,470)

Net investment income (loss)	48,170	(563)	(111)	8,796	(1,959)	11,655	(17,196)	(4,879)

Realized gain (loss) on investments	-	564	(5,250)	(7,492)	(567)	41,753	111,185	8,659
Change in unrealized gain (loss) on investments	-	2,313	6,036	(17,054)	48,588	92,654	512,300	91,053

Net gain (loss) on investments	-	2,877	786	(24,546)	48,021	134,407	623,485	99,712

Reinvested capital gains	-	-	66	-	8,678	-	253,344	30,870

Net increase (decrease) in contract owners’ equity resulting from operations	$48,170	2,314	741	(15,750)	54,740	146,062	859,633	125,703

Investment Activity*:	JAGRIN	JAIG	JARIN	JMCVIN	LZREMS	LZRIES	LZRUSM	LPVCAI
Reinvested dividends	$50,460	14,892	2,125	757	14,139	1,849	-	4
Mortality and expense risk charges (note 2)	(68,144)	(10,846)	(71,708)	(754)	(4,210)	(634)	(5,137)	(30)

Net investment income (loss)	(17,684)	4,046	(69,583)	3	9,929	1,215	(5,137)	(26)

Realized gain (loss) on investments	421,350	11,060	197,990	455	15	85	(2,041)	(111)
Change in unrealized gain (loss) on investments	723,140	32,674	1,685,499	3,831	15,873	1,096	37,086	238

Net gain (loss) on investments	1,144,490	43,734	1,883,489	4,286	15,888	1,181	35,045	127

Reinvested capital gains	213,107	-	202,107	3,873	-	150	18,443	255

Net increase (decrease) in contract owners’ equity resulting from operations	$1,339,913	47,780	2,016,013	8,162	25,817	2,546	48,351	356

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	LPVCII	LVCLGI	SBVHY	LACB2	LACDV2	LACI2	LACIPS	LACLV2
Reinvested dividends	$859	-	3,295	2,930	1,747	3,077	777	876
Mortality and expense risk charges (note 2)	(651)	(2,855)	(494)	(1,352)	(1,252)	(3,209)	(161)	(296)

Net investment income (loss)	208	(2,855)	2,801	1,578	495	(132)	616	580

Realized gain (loss) on investments	192	7,254	(175)	764	262	252	9	15
Change in unrealized gain (loss) on investments	1,801	43,799	265	12,846	9,568	(2,188)	(29)	1,485

Net gain (loss) on investments	1,993	51,053	90	13,610	9,830	(1,936)	(20)	1,500

Reinvested capital gains	7,130	13,848	-	-	-	-	-	330

Net increase (decrease) in contract owners’ equity resulting from operations	$9,331	62,046	2,891	15,188	10,325	(2,068)	596	2,410

Investment Activity*:	LACU2	LACV2	LOVCDG	LOVGI	GVEXD	AMCG	AMRI	AMSRS
Reinvested dividends	$-	26,921	2,397	5,428	3,189	-	129	949
Mortality and expense risk charges (note 2)	(1,937)	(8,125)	(4,788)	(6,191)	(1,798)	(35)	(368)	(5,088)

Net investment income (loss)	(1,937)	18,796	(2,391)	(763)	1,391	(35)	(239)	(4,139)

Realized gain (loss) on investments	43	1,010	28,571	7,170	27,148	581	5,835	70,425
Change in unrealized gain (loss) on investments	45,917	36,387	39,812	52,803	8,856	(491)	(3,821)	27,280

Net gain (loss) on investments	45,960	37,397	68,383	59,973	36,004	90	2,014	97,705

Reinvested capital gains	3,333	10,931	24,785	47,135	124	121	581	20,449

Net increase (decrease) in contract owners’ equity resulting from operations	$47,356	67,124	90,777	106,345	37,519	176	2,356	114,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$	$	$	$	$	$	$	$
Investment Activity*:	AMTB	NOVPDI	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA
Reinvested dividends	$11,670	41,363	-	1,957	1,762	161	741	2,163
Mortality and expense risk charges (note 2)	(2,077)	(27,029)	(387,188)	(301)	(276)	(45)	(211)	(372)

Net investment income (loss)	9,593	14,334	(387,188)	1,656	1,486	116	530	1,791

Realized gain (loss) on investments	(453)	(39,867)	840,393	(65)	(115)	(4)	(33)	(906)
Change in unrealized gain (loss) on investments	1,000	318,991	9,064,607	(797)	343	82	(794)	1,135

Net gain (loss) on investments	547	279,124	9,905,000	(862)	228	78	(827)	229

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,140	293,458	9,517,812	794	1,714	194	(297)	2,020

Investment Activity*:	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC
Reinvested dividends	$2,159	4,516	9,570	-	19,230	633	-	4,069
Mortality and expense risk charges (note 2)	(545)	(1,674)	(3,697)	-	(4,791)	(127)	(3,378)	(3,361)

Net investment income (loss)	1,614	2,842	5,873	-	14,439	506	(3,378)	708

Realized gain (loss) on investments	(399)	(43,191)	(429)	(11)	(3,357)	-	(3,754)	2,809
Change in unrealized gain (loss) on investments	592	26,303	(1,412)	10	(4,485)	109	22,602	(9,374)

Net gain (loss) on investments	193	(16,888)	(1,841)	(1)	(7,842)	109	18,848	(6,565)

Reinvested capital gains	-	-	-	-	-	-	24,956	13,753

Net increase (decrease) in contract owners’ equity resulting from operations	$1,807	(14,046)	4,032	(1)	6,597	615	40,426	7,896

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

	$		$		$		$
Investment Activity*:	TAVV		VWBF		VWEM		VWHA
Reinvested dividends		$8,237		1,019		4,954		2,637
Mortality and expense risk charges (note 2)		(3,267)		(140)		(3,023)		(1,062)

Net investment income (loss)		4,970		879		1,931		1,575

Realized gain (loss) on investments		7,041		(8)		(7,591)		8,669
Change in unrealized gain (loss) on investments		(46,435)		(635)		6,959		(15,643)

Net gain (loss) on investments		(39,394)		(643)		(632)		(6,974)

Reinvested capital gains		25,187		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		$(9,237)		236		1,299		(5,399)

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	ALVGIA				AASCO				ALCAI2				ALCGI2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$308		276		(10,269)		(15,012)		(83,270)		(61,301)		(19,413)		(15,128)
Realized gain (loss) on investments		36		(1,875)		(12,945)		(27,514)		210,967		(60,205)		43,039		(14,305)
Change in unrealized gain (loss) on investments		4,896		3,224		134,716		258,090		2,978,316		2,246,514		636,336		437,725
Reinvested capital gains		2,398		5,598		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,638		7,223		111,502		215,564		3,106,013		2,125,008		659,962		408,292

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		10,446		9,173		65,789		76,129		7,847		10,333
Transfers between funds		-		(18,432)		930		(10,698)		(163,475)		17,141		(66,935)		13,783
Redemptions (notes 2, 3, and 4)		(2,432)		(21,655)		(53,001)		(50,928)		(592,904)		(619,631)		(37,886)		(111,133)
Adjustments to maintain reserves		(1)		-		1		(2)		1		(4)		(2)		1

Net equity transactions		(2,433)		(40,086)		(41,624)		(52,455)		(690,589)		(526,365)		(96,976)		(87,016)

Net change in contract owners’ equity		5,205		(32,863)		69,878		163,109		2,415,424		1,598,643		562,986		321,276
Contract owners’ equity at beginning of period		65,295		98,158		1,601,769		1,438,660		6,973,987		5,375,344		1,661,487		1,340,211

Contract owners’ equity at end of period		$70,500		65,295		1,671,647		1,601,769		9,389,411		6,973,987		2,224,473		1,661,487

CHANGE IN UNITS:
Beginning units		15,953		26,600		310,552		321,702		318,481		347,866		234,689		248,661
Units purchased		-		26		2,229		3,407		7,917		7,048		8,850		9,251
Units redeemed		(559)		(10,673)		(10,023)		(14,557)		(34,016)		(36,433)		(21,416)		(23,223)

Ending units		15,394		15,953		302,758		310,552		292,382		318,481		222,123		234,689

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	ALMGI2				SVDF				SVOF				PIHYB2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(8,061)		(7,213)		(6,035)		(5,244)		(10,120)		(8,750)		753		667
Realized gain (loss) on investments		(1,064)		7,939		(9,770)		(34,999)		4,449		1,358		(31)		(305)
Change in unrealized gain (loss) on investments		154,417		141,566		108,424		133,434		35,566		132,318		471		1,105
Reinvested capital gains		-		-		-		-		106,133		74,465		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		145,292		142,292		92,619		93,191		136,028		199,391		1,193		1,467

Equity transactions:

Purchase payments received from contract owners (note 4)		3,242		2,893		6,906		7,369		7,586		9,646		-		2
Transfers between funds		(4,259)		(18,568)		(212)		(2,290)		1,224		431		-		-
Redemptions (notes 2, 3, and 4)		(93,412)		(24,326)		(19,731)		(72,356)		(13,873)		(41,337)		-		(1,008)
Adjustments to maintain reserves		2		2		1		(1)		(1)		3		(1)		2

Net equity transactions		(94,427)		(39,999)		(13,036)		(67,278)		(5,064)		(31,257)		(1)		(1,004)

Net change in contract owners’ equity		50,865		102,293		79,583		25,913		130,964		168,134		1,192		463
Contract owners’ equity at beginning of period		763,036		660,743		551,880		525,967		979,677		811,543		16,139		15,676

Contract owners’ equity at end of period		$813,901		763,036		631,463		551,880		1,110,641		979,677		17,331		16,139

CHANGE IN UNITS:
Beginning units		101,406		107,087		11,228		12,729		102,651		106,500		779		832
Units purchased		4,428		2,187		126		319		1,404		1,455		-		-
Units redeemed		(15,588)		(7,868)		(369)		(1,820)		(1,881)		(5,304)		-		(53)

Ending units		90,246		101,406		10,985		11,228		102,174		102,651		779		779

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PIVEI2				PIVF2				PIVMV2				PIVSI2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$797		490		(1,363)		(660)		360		348		1,232		1,005
Realized gain (loss) on investments		58		1,933		1,530		(6,511)		(246)		(2,287)		(102)		(47)
Change in unrealized gain (loss) on investments		(8,243)		(3,778)		32,039		43,706		1,579		1,554		1		1,671
Reinvested capital gains		15,094		7,534		11,346		6,965		3,129		5,454		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		7,706		6,179		43,552		43,500		4,822		5,069		1,131		2,629

Equity transactions:

Purchase payments received from contract owners (note 4)		4,575		3,536		(2)		(1)		2,440		2,290		-		1,067
Transfers between funds		-		(4,243)		(85)		20,360		-		(2,773)		-		-
Redemptions (notes 2, 3, and 4)		-		(40,155)		(1,290)		(15,806)		-		-		(342)		-
Adjustments to maintain reserves		-		1		2		2		1		2		1		3

Net equity transactions		4,575		(40,861)		(1,375)		4,555		2,441		(481)		(341)		1,070

Net change in contract owners’ equity		12,281		(34,682)		42,177		48,055		7,263		4,588		790		3,699
Contract owners’ equity at beginning of period		76,423		111,105		206,517		158,462		49,464		44,876		40,622		36,923

Contract owners’ equity at end of period		$88,704		76,423		248,694		206,517		56,727		49,464		41,412		40,622

CHANGE IN UNITS:
Beginning units		21,649		33,396		50,056		48,896		1,670		1,683		2,443		2,376
Units purchased		1,223		15,038		2,208		6,402		78		83		-		102
Units redeemed		-		(26,785)		(2,483)		(5,242)		-		(96)		(21)		(35)

Ending units		22,872		21,649		49,781		50,056		1,748		1,670		2,422		2,443

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	DSIF				DSRG				DVSCS				CLVGT2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$18,815		43,294		(14,677)		(6,756)		185		91		(4,054)		(3,008)
Realized gain (loss) on investments		517,690		326,316		32,070		(389)		(3,061)		(4,100)		4,745		211
Change in unrealized gain (loss) on investments		1,213,132		1,512,781		596,587		225,291		20,854		37,053		58,240		93,386
Reinvested capital gains		756,616		373,391		19,344		282,716		8,663		19,378		31,039		16,462

Net increase (decrease) in contract owners’ equity resulting from operations		2,506,253		2,255,782		633,324		500,862		26,641		52,422		89,970		107,051

Equity transactions:

Purchase payments received from contract owners (note 4)		17,034		17,108		5,754		5,260		1,596		2,364		60		55
Transfers between funds		53,796		(145,092)		(1,564)		233		52,815		(62,088)		12,958		1,980
Redemptions (notes 2, 3, and 4)		(967,503)		(517,304)		(118,172)		(42,936)		(13,798)		(4,110)		(222)		(135)
Adjustments to maintain reserves		(1)		(2)		(2)		(5)		1		1		(1)		5

Net equity transactions		(896,674)		(645,290)		(113,984)		(37,448)		40,614		(63,833)		12,795		1,905

Net change in contract owners’ equity		1,609,579		1,610,492		519,340		463,414		67,255		(11,411)		102,765		108,956
Contract owners’ equity at beginning of period		11,049,663		9,439,171		2,703,989		2,240,575		401,134		412,545		355,302		246,346

Contract owners’ equity at end of period		$12,659,242		11,049,663		3,223,329		2,703,989		468,389		401,134		458,067		355,302

CHANGE IN UNITS:
Beginning units		1,035,435		1,102,701		351,358		356,920		9,508		11,171		68,842		68,462
Units purchased		17,637		7,346		2,434		910		1,310		285		3,806		1,563
Units redeemed		(91,786)		(74,612)		(15,035)		(6,472)		(430)		(1,948)		(1,823)		(1,183)

Ending units		961,286		1,035,435		338,757		351,358		10,388		9,508		70,825		68,842

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	FHIB				FVK2S				FVU2				GVR2XS
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$14,466		14,195		(792)		(2,050)		1,500		923		(679)		(1,179)
Realized gain (loss) on investments		(1,026)		(3,119)		(2,317)		(13,447)		(14)		(728)		16,193		682
Change in unrealized gain (loss) on investments		3,094		22,089		27,887		41,678		15,340		8,119		(31,607)		26,471
Reinvested capital gains		-		-		6,324		-		-		-		1,378		-

Net increase (decrease) in contract owners’ equity resulting from operations		16,534		33,165		31,102		26,181		16,826		8,314		(14,715)		25,974

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1,065		1,200		862		5,936		6,808		(2)		(1)
Transfers between funds		4,853		132		(97)		(1,211)		4,716		-		148,161		(68)
Redemptions (notes 2, 3, and 4)		(1,085)		(8,533)		(17,408)		(36,264)		(8,722)		(4,263)		(33,232)		(488)
Adjustments to maintain reserves		-		2		(1)		1		-		-		3		2

Net equity transactions		3,768		(7,334)		(16,306)		(36,612)		1,930		2,545		114,930		(555)

Net change in contract owners’ equity		20,302		25,831		14,796		(10,431)		18,756		10,859		100,215		25,419
Contract owners’ equity at beginning of period		318,143		292,312		202,089		212,520		117,282		106,423		151,619		126,200

Contract owners’ equity at end of period		$338,445		318,143		216,885		202,089		136,038		117,282		251,834		151,619

CHANGE IN UNITS:
Beginning units		77,263		79,222		6,753		8,076		33,272		32,487		8,484		8,530
Units purchased		1,148		1,333		45		38		2,737		2,328		6,472		37
Units redeemed		(286)		(3,292)		(529)		(1,361)		(2,274)		(1,543)		(1,963)		(83)

Ending units		78,125		77,263		6,269		6,753		33,735		33,272		12,993		8,484

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	GVRUGM				RAF				RBF				RBKF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$22		55		103		(4)		(1,098)		(1,123)		40		2
Realized gain (loss) on investments		-		-		(7)		(3)		(1,696)		(1,742)		(298)		(10)
Change in unrealized gain (loss) on investments		-		-		(289)		(483)		(7,841)		6,374		329		62
Reinvested capital gains		-		-		-		-		10,210		1,139		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		22		55		(193)		(490)		(425)		4,648		71		54

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		170		99		60		57		2		(10)
Transfers between funds		-		-		(1)		-		-		(11,902)		542		-
Redemptions (notes 2, 3, and 4)		(838)		(2,194)		-		-		(22,733)		(1,564)		2		-
Adjustments to maintain reserves		-		(1)		1		-		-		3		-		10

Net equity transactions		(838)		(2,195)		170		99		(22,673)		(13,406)		546		-

Net change in contract owners’ equity		(816)		(2,140)		(23)		(391)		(23,098)		(8,758)		617		54
Contract owners’ equity at beginning of period		1,319		3,459		1,069		1,460		114,790		123,548		2,820		2,766

Contract owners’ equity at end of period		$503		1,319		1,046		1,069		91,692		114,790		3,437		2,820

CHANGE IN UNITS:
Beginning units		1,373		3,695		3,236		2,982		2,628		2,956		305		305
Units purchased		-		-		562		254		1		1		647		-
Units redeemed		(864)		(2,322)		-		-		(478)		(329)		(647)		-

Ending units		509		1,373		3,798		3,236		2,151		2,628		305		305

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RBMF				RCPF				RELF				RENF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(149)		(1,239)		630		424		(646)		(125)		5,999		15,354
Realized gain (loss) on investments		2,707		1,716		31		202		4,910		(849)		53,739		4,802
Change in unrealized gain (loss) on investments		(7,207)		9,026		3,382		(6,697)		(4,361)		5,467		(62,205)		(15,991)
Reinvested capital gains		-		-		-		633		1,126		361		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(4,649)		9,503		4,043		(5,438)		1,029		4,854		(2,467)		4,165

Equity transactions:

Purchase payments received from contract owners (note 4)		2,751		2,951		150		149		-		192		2,640		10,917
Transfers between funds		(8,428)		(476)		-		(4,327)		65,185		(1,713)		(200,885)		(5,088)
Redemptions (notes 2, 3, and 4)		(1,054)		(4,688)		(89)		(6,139)		(2,028)		(1,011)		(5,487)		(3,502)
Adjustments to maintain reserves		1		2		(1)		1		2		(2)		-		3

Net equity transactions		(6,730)		(2,211)		60		(10,316)		63,159		(2,534)		(203,732)		2,330

Net change in contract owners’ equity		(11,379)		7,292		4,103		(15,754)		64,188		2,320		(206,199)		6,495
Contract owners’ equity at beginning of period		129,030		121,738		119,967		135,721		13,569		11,249		513,368		506,873

Contract owners’ equity at end of period		$117,651		129,030		124,070		119,967		77,757		13,569		307,169		513,368

CHANGE IN UNITS:
Beginning units		3,910		3,980		3,647		3,950		252		320		28,171		27,982
Units purchased		81		118		4		5		1,336		259		862		1,581
Units redeemed		(299)		(188)		(3)		(308)		(333)		(327)		(12,019)		(1,392)

Ending units		3,692		3,910		3,648		3,647		1,255		252		17,014		28,171

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RESF				RFSF				RHCF				RINF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(1,700)		(1,824)		(13)		(160)		(1,578)		(1,369)		(6)		(9)
Realized gain (loss) on investments		(293)		135		55		339		1,373		279		92		(105)
Change in unrealized gain (loss) on investments		(14,409)		8,266		2,643		375		(5,397)		1,451		(3)		48
Reinvested capital gains		-		-		57		-		4,220		5,326		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(16,402)		6,577		2,742		554		(1,382)		5,687		83		(66)

Equity transactions:

Purchase payments received from contract owners (note 4)		7,896		6,615		4		5		5,046		5,146		58		63
Transfers between funds		(23,407)		1,503		(2)		(11,147)		-		4,842		(1,558)		1,610
Redemptions (notes 2, 3, and 4)		(646)		(15)		(244)		(20)		(2,951)		-		-		-
Adjustments to maintain reserves		(1)		3		(2)		(4)		2		(2)		1		(3)

Net equity transactions		(16,158)		8,106		(244)		(11,166)		2,097		9,986		(1,499)		1,670

Net change in contract owners’ equity		(32,560)		14,683		2,498		(10,612)		715		15,673		(1,416)		1,604
Contract owners’ equity at beginning of period		189,941		175,258		13,287		23,899		149,792		134,119		1,648		44

Contract owners’ equity at end of period		$157,381		189,941		15,785		13,287		150,507		149,792		232		1,648

CHANGE IN UNITS:
Beginning units		29,791		28,423		735		1,491		3,582		3,335		36		1
Units purchased		1,726		1,666		-		-		188		247		53		200
Units redeemed		(4,444)		(298)		(13)		(756)		(140)		-		(85)		(165)

Ending units		27,073		29,791		722		735		3,630		3,582		4		36

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RJNF				RLCE				RLCJ				RLF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$-		-		403		(47)		127		(47)		-		(4)
Realized gain (loss) on investments		2		-		19		266		1,134		(740)		1		(7)
Change in unrealized gain (loss) on investments		(1)		-		(702)		895		(1,483)		2,052		(3)		23
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1		-		(280)		1,114		(222)		1,265		(2)		12

Equity transactions:

Purchase payments received from contract owners (note 4)		(1)		-		-		1		4		(7)		(1)		4
Transfers between funds		-		-		5		12		219		(32)		2		21
Redemptions (notes 2, 3, and 4)		(8)		-		-		-		-		-		(186)		-
Adjustments to maintain reserves		-		-		(6)		(2)		(1)		7		-		(5)

Net equity transactions		(9)		-		(1)		11		222		(32)		(185)		20

Net change in contract owners’ equity		(8)		-		(281)		1,125		-		1,233		(187)		32
Contract owners’ equity at beginning of period		8		8		7,080		5,955		4,955		3,722		187		155

Contract owners’ equity at end of period		$-		8		6,799		7,080		4,955		4,955		-		187

CHANGE IN UNITS:
Beginning units		29		29		511		511		263		263		6		6
Units purchased		-		-		-		101		330		269		-		33
Units redeemed		(29)		-		-		(101)		(330)		(269)		(6)		(33)

Ending units		-		29		511		511		263		263		-		6

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RMED				RMEK				RNF				ROF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(110)		(425)		161		(396)		(497)		(144)		(9,758)		(9,163)
Realized gain (loss) on investments		4,891		(68)		1,140		162		661		(902)		20,125		8,002
Change in unrealized gain (loss) on investments		662		7,549		1,714		7,272		9,721		5,033		211,248		370,170
Reinvested capital gains		-		-		-		-		-		-		23,745		-

Net increase (decrease) in contract owners’ equity resulting from operations		5,443		7,056		3,015		7,038		9,885		3,987		245,360		369,009

Equity transactions:

Purchase payments received from contract owners (note 4)		(1)		9		-		2		(2)		2		2,730		3,195
Transfers between funds		1		(34)		-		(104)		38,260		115		(2,871)		2,709
Redemptions (notes 2, 3, and 4)		(25,490)		(681)		(31,487)		-		1		-		(186)		(184)
Adjustments to maintain reserves		-		(9)		-		(2)		6		(1)		1		(4)

Net equity transactions		(25,490)		(715)		(31,487)		(104)		38,265		116		(326)		5,716

Net change in contract owners’ equity		(20,047)		6,341		(28,472)		6,934		48,150		4,103		245,034		374,725
Contract owners’ equity at beginning of period		47,060		40,719		44,956		38,022		16,269		12,166		1,086,901		712,176

Contract owners’ equity at end of period		$27,013		47,060		16,484		44,956		64,419		16,269		1,331,935		1,086,901

CHANGE IN UNITS:
Beginning units		5,897		6,003		8,446		8,472		275		275		9,926		9,867
Units purchased		-		49		-		95		773		74		200		165
Units redeemed		(2,931)		(155)		(5,627)		(121)		(221)		(74)		(210)		(106)

Ending units		2,966		5,897		2,819		8,446		827		275		9,916		9,926

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RPMF				RREF				RRF				RTEC
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$2,055		(2,760)		12		79		-		(1)		(568)		(405)
Realized gain (loss) on investments		1,528		(14,545)		(470)		154		25		-		5,790		2,247
Change in unrealized gain (loss) on investments		27,817		28,148		493		457		(26)		19		1,716		12,450
Reinvested capital gains		-		-		-		649		-		-		2,765		729

Net increase (decrease) in contract owners’ equity resulting from operations		31,400		10,843		35		1,339		(1)		18		9,703		15,021

Equity transactions:

Purchase payments received from contract owners (note 4)		(1)		(2)		-		511		-		2		(4)		2
Transfers between funds		(804)		38		-		(6,139)		-		-		(1,597)		2,346
Redemptions (notes 2, 3, and 4)		(41,081)		(40,307)		(4,429)		-		(133)		-		(860)		(20)
Adjustments to maintain reserves		1		4		1		1		-		(2)		3		(3)

Net equity transactions		(41,885)		(40,267)		(4,428)		(5,627)		(133)		-		(2,458)		2,325

Net change in contract owners’ equity		(10,485)		(29,424)		(4,393)		(4,288)		(134)		18		7,245		17,346
Contract owners’ equity at beginning of period		376,125		405,549		11,406		15,694		134		116		49,026		31,680

Contract owners’ equity at end of period		$365,640		376,125		7,013		11,406		-		134		56,271		49,026

CHANGE IN UNITS:
Beginning units		31,190		34,570		489		735		4		4		927		883
Units purchased		-		53		-		24		-		-		248		207
Units redeemed		(2,862)		(3,433)		(200)		(270)		(4)		-		(308)		(163)

Ending units		28,328		31,190		289		489		-		4		867		927

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RTEL				RTF				RTRF				RUF
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$-		(1)		(1,844)		(2,703)		-		(5)		43		8
Realized gain (loss) on investments		-		(5)		18,320		19,923		(19)		(279)		(2)		(1)
Change in unrealized gain (loss) on investments		-		-		103,093		81,371		10		4		(101)		(86)
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		-		(6)		119,569		98,591		(9)		(280)		(60)		(79)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		(4)		-		(1)		(2)		7
Transfers between funds		-		6		35,133		(53,197)		-		307		2		-
Redemptions (notes 2, 3, and 4)		-		-		(7,794)		(50,508)		(127)		-		-		-
Adjustments to maintain reserves		-		-		(4)		4		-		-		-		(8)

Net equity transactions		-		6		27,335		(103,705)		(127)		306		-		(1)

Net change in contract owners’ equity		-		-		146,904		(5,114)		(136)		26		(60)		(80)
Contract owners’ equity at beginning of period		-		-		288,050		293,164		138		112		428		508

Contract owners’ equity at end of period		$-		-		434,954		288,050		2		138		368		428

CHANGE IN UNITS:
Beginning units		-		-		3,985		5,824		4		4		6,281		6,281
Units purchased		-		36		3,035		243		-		125		-		-
Units redeemed		-		(36)		(2,747)		(2,082)		(4)		(125)		-		-

Ending units		-		-		4,273		3,985		-		4		6,281		6,281

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RUGB				RUTL				RVARS				RVCMD
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$77		66		230		487		22		9		4,776		13,927
Realized gain (loss) on investments		(296)		(125)		1,039		1,747		1		26		(39,868)		(590)
Change in unrealized gain (loss) on investments		(255)		(30)		9,558		(9,787)		(51)		(17)		41,572		(24,287)
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(474)		(89)		10,827		(7,553)		(28)		18		6,480		(10,950)

Equity transactions:

Purchase payments received from contract owners (note 4)		-		2		2,125		3,061		2		(1)		-		1
Transfers between funds		168		176		41		(16,106)		(1)		(375)		(114,539)		198
Redemptions (notes 2, 3, and 4)		(115)		-		(671)		(30)		-		-		(2,279)		(6,294)
Adjustments to maintain reserves		1		(1)		(1)		2		-		2		1		-

Net equity transactions		54		177		1,494		(13,073)		1		(374)		(116,817)		(6,095)

Net change in contract owners’ equity		(420)		88		12,321		(20,626)		(27)		(356)		(110,337)		(17,045)
Contract owners’ equity at beginning of period		3,506		3,418		57,920		78,546		585		941		140,139		157,184

Contract owners’ equity at end of period		$3,086		3,506		70,241		57,920		558		585		29,802		140,139

CHANGE IN UNITS:
Beginning units		2,678		2,559		1,894		2,362		56		93		48,269		50,258
Units purchased		209		188		156		99		-		-		955		390
Units redeemed		(167)		(69)		(114)		(567)		-		(37)		(39,649)		(2,379)

Ending units		2,720		2,678		1,936		1,894		56		56		9,575		48,269

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RVF				RVIDD				RVIMC				RVLCG
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(24,683)		(15,283)		829		(139)		-		-		(2,660)		(2,373)
Realized gain (loss) on investments		322,554		(88,481)		(10,516)		(90)		-		-		1,614		(263)
Change in unrealized gain (loss) on investments		636,477		1,140,675		7,254		(3,199)		(1)		(1)		62,764		15,497
Reinvested capital gains		-		-		-		-		-		-		1,237		-

Net increase (decrease) in contract owners’ equity resulting from operations		934,348		1,036,911		(2,433)		(3,428)		(1)		(1)		62,955		12,861

Equity transactions:

Purchase payments received from contract owners (note 4)		120		424		(1)		2		-		1		-		-
Transfers between funds		(729,767)		423,927		(12,087)		-		-		-		(2,394)		1,844
Redemptions (notes 2, 3, and 4)		(316,154)		(65,652)		(20)		(20)		-		-		(3,250)		(2,977)
Adjustments to maintain reserves		1		1		1		(3)		1		(1)		(1)		-

Net equity transactions		(1,045,800)		358,700		(12,107)		(21)		1		-		(5,645)		(1,133)

Net change in contract owners’ equity		(111,452)		1,395,611		(14,540)		(3,449)		-		(1)		57,310		11,728
Contract owners’ equity at beginning of period		2,271,817		876,206		14,540		17,989		4		5		249,805		238,077

Contract owners’ equity at end of period		$2,160,365		2,271,817		-		14,540		4		4		307,115		249,805

CHANGE IN UNITS:
Beginning units		7,698		6,353		234,409		234,687		6		6		6,782		6,814
Units purchased		2,228		2,204		-		-		-		-		78		66
Units redeemed		(4,715)		(859)		(234,409)		(278)		-		-		(211)		(98)

Ending units		5,211		7,698		-		234,409		6		6		6,649		6,782

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RVLCV				RVLDD				RVMCG				RVMCV
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$83		131		(196)		(639)		(220)		(157)		-		(4)
Realized gain (loss) on investments		1,033		(306)		30,052		(16,491)		1,370		(38)		-		(53)
Change in unrealized gain (loss) on investments		1,321		1,397		(6,363)		29,751		1,201		2,219		-		(1)
Reinvested capital gains		-		-		-		-		2		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,437		1,222		23,493		12,621		2,353		2,024		-		(58)

Equity transactions:

Purchase payments received from contract owners (note 4)		(2)		1		2		(2)		-		(2)		-		-
Transfers between funds		(1,545)		(407)		88,644		(21,695)		183		(162)		-		(488)
Redemptions (notes 2, 3, and 4)		(1,875)		(1,819)		(13,176)		(790)		(15)		-		-		-
Adjustments to maintain reserves		2		(2)		-		2		-		1		-		1

Net equity transactions		(3,420)		(2,227)		75,470		(22,485)		168		(163)		-		(487)

Net change in contract owners’ equity		(983)		(1,005)		98,963		(9,864)		2,521		1,861		-		(545)
Contract owners’ equity at beginning of period		26,507		27,512		87,966		97,830		16,911		15,050		-		545

Contract owners’ equity at end of period		$25,524		26,507		186,929		87,966		19,432		16,911		-		-

CHANGE IN UNITS:
Beginning units		858		938		1,267		1,723		464		469		-		17
Units purchased		-		19		2,733		509		245		-		-		29
Units redeemed		(105)		(99)		(1,746)		(965)		(245)		(5)		-		(46)

Ending units		753		858		2,254		1,267		464		464		-		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	RVSCG				RVSCV				RVSDL				RVWDL
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(121)		(93)		-		(2)		-		-		-		-
Realized gain (loss) on investments		(11)		(38)		-		(90)		(1)		-		(2)		-
Change in unrealized gain (loss) on investments		939		1,728		-		-		2		-		1		-
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		807		1,597		-		(92)		1		-		(1)		-

Equity transactions:

Purchase payments received from contract owners (note 4)		(4)		3		-		-		-		-		-		1
Transfers between funds		2		(61)		-		92		(1)		-		-		-
Redemptions (notes 2, 3, and 4)		-		-		-		-		(5)		-		(4)		-
Adjustments to maintain reserves		1		(3)		-		-		-		-		-		(1)

Net equity transactions		(1)		(61)		-		92		(6)		-		(4)		-

Net change in contract owners’ equity		806		1,536		-		-		(5)		-		(5)		-
Contract owners’ equity at beginning of period		11,351		9,815		-		-		5		5		8		8

Contract owners’ equity at end of period		$12,157		11,351		-		-		-		5		3		8

CHANGE IN UNITS:
Beginning units		365		367		-		-		1		1		2		2
Units purchased		-		-		-		35		-		-		-		-
Units redeemed		-		(2)		-		(35)		(1)		-		(1)		-

Ending units		365		365		-		-		-		1		1		2

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AVGI				AVHY1				IVDDI				IVGMMI
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(289)		(223)		6,687		5,514		1,326		1,080		48,170		45,545
Realized gain (loss) on investments		(3,333)		(851)		(869)		(998)		83		719		-		-
Change in unrealized gain (loss) on investments		14,188		15,866		3,195		6,509		8,760		(317)		-		-
Reinvested capital gains		6,013		1,959		-		-		5,902		10,339		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		16,579		16,751		9,013		11,025		16,071		11,821		48,170		45,545

Equity transactions:

Purchase payments received from contract owners (note 4)		-		1		6,485		5,918		2,600		5,441		10,404		18,467
Transfers between funds		-		-		(89)		2,597		-		(40,198)		898,986		22,371
Redemptions (notes 2, 3, and 4)		(29,276)		(4,414)		(4,327)		(4,100)		-		(20)		(961,732)		(131,629)
Adjustments to maintain reserves		-		(2)		-		(1)		-		1		1		-

Net equity transactions		(29,276)		(4,415)		2,069		4,414		2,600		(34,776)		(52,341)		(90,791)

Net change in contract owners’ equity		(12,697)		12,336		11,082		15,439		18,671		(22,955)		(4,171)		(45,246)
Contract owners’ equity at beginning of period		89,055		76,719		134,610		119,171		132,265		155,220		1,179,079		1,224,325

Contract owners’ equity at end of period		$76,358		89,055		145,692		134,610		150,936		132,265		1,174,908		1,179,079

CHANGE IN UNITS:
Beginning units		2,931		3,084		4,484		4,095		4,938		6,256		119,126		128,423
Units purchased		-		-		272		393		90		217		105,348		4,635
Units redeemed		(910)		(153)		(4)		(4)		(1)		(1,535)		(110,257)		(13,932)

Ending units		2,021		2,931		4,752		4,484		5,027		4,938		114,217		119,126

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	IVHS				IVMCC2				IVRE				IVT
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(563)		(600)		(111)		(274)		8,796		2,795		(1,959)		(1,381)
Realized gain (loss) on investments		564		(35)		(5,250)		(140)		(7,492)		(13,488)		(567)		(12,862)
Change in unrealized gain (loss) on investments		2,313		1,847		6,036		3,959		(17,054)		51,090		48,588		66,147
Reinvested capital gains		-		-		66		-		-		-		8,678		-

Net increase (decrease) in contract owners’ equity resulting from operations		2,314		1,212		741		3,545		(15,750)		40,397		54,740		51,904

Equity transactions:

Purchase payments received from contract owners (note 4)		-		118		-		-		16,316		17,166		60		59
Transfers between funds		114		(276)		-		-		1,175		(8,639)		2,494		18,160
Redemptions (notes 2, 3, and 4)		(14,422)		(30)		(28,748)		(15)		(24,305)		(16,118)		(644)		(18,710)
Adjustments to maintain reserves		1		2		-		-		(2)		-		-		-

Net equity transactions		(14,307)		(186)		(28,748)		(15)		(6,816)		(7,591)		1,910		(491)

Net change in contract owners’ equity		(11,993)		1,026		(28,007)		3,530		(22,566)		32,806		56,650		51,413
Contract owners’ equity at beginning of period		62,286		61,260		30,777		27,247		564,583		531,777		164,999		113,586

Contract owners’ equity at end of period		$50,293		62,286		2,770		30,777		542,017		564,583		221,649		164,999

CHANGE IN UNITS:
Beginning units		17,388		17,444		7,818		7,822		156,603		159,253		64,864		64,963
Units purchased		285		34		-		-		5,069		6,011		1,090		9,663
Units redeemed		(4,058)		(90)		(7,209)		(4)		(7,023)		(8,661)		(404)		(9,762)

Ending units		13,615		17,388		609		7,818		154,649		156,603		65,550		64,864

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	JABIN				JAEI				JAFRIN				JAGRIN
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$11,655		11,262		(17,196)		(48,208)		(4,879)		(3,258)		(17,684)		(3,830)
Realized gain (loss) on investments		41,753		26,293		111,185		36,447		8,659		2,866		421,350		190,025
Change in unrealized gain (loss) on investments		92,654		95,590		512,300		521,782		91,053		131,004		723,140		945,082
Reinvested capital gains		-		-		253,344		392,444		30,870		-		213,107		161,524

Net increase (decrease) in contract owners’ equity resulting from operations		146,062		133,145		859,633		902,465		125,703		130,612		1,339,913		1,292,801

Equity transactions:

Purchase payments received from contract owners (note 4)		33,652		12,026		14,594		21,544		-		(1)		46,723		18,036
Transfers between funds		259		50,006		(154,591)		6,931		9,387		22,139		(22,870)		(17,795)
Redemptions (notes 2, 3, and 4)		(104,619)		(96,415)		(304,380)		(282,956)		(1,741)		(36,632)		(529,176)		(385,970)
Adjustments to maintain reserves		-		2		-		(1)		1		2		-		(3)

Net equity transactions		(70,708)		(34,381)		(444,377)		(254,482)		7,647		(14,492)		(505,323)		(385,732)

Net change in contract owners’ equity		75,354		98,764		415,256		647,983		133,350		116,120		834,590		907,069
Contract owners’ equity at beginning of period		1,076,446		977,682		6,104,697		5,456,714		457,927		341,807		6,131,637		5,224,568

Contract owners’ equity at end of period		$1,151,800		1,076,446		6,519,953		6,104,697		591,277		457,927		6,966,227		6,131,637

CHANGE IN UNITS:
Beginning units		35,263		36,598		465,245		486,143		8,802		9,105		827,703		885,244
Units purchased		1,090		2,296		2,734		5,937		598		775		15,093		7,501
Units redeemed		(3,334)		(3,631)		(33,823)		(26,835)		(464)		(1,078)		(74,191)		(65,042)

Ending units		33,019		35,263		434,156		465,245		8,936		8,802		768,605		827,703

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	JAIG				JARIN				JMCVIN				LZREMS
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$4,046		5,206		(69,583)		(44,723)		3		75		9,929		14,341
Realized gain (loss) on investments		11,060		10,047		197,990		89,072		455		474		15		(4,801)
Change in unrealized gain (loss) on investments		32,674		77,573		1,685,499		1,759,113		3,831		4,047		15,873		62,612
Reinvested capital gains		-		-		202,107		-		3,873		1,797		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		47,780		92,826		2,016,013		1,803,462		8,162		6,393		25,817		72,152

Equity transactions:

Purchase payments received from contract owners (note 4)		23,770		24,058		(5,495)		57,677		-		253		1,228		2,445
Transfers between funds		(15,474)		(9,182)		181,165		107,968		8,000		406		(1,091)		(11,257)
Redemptions (notes 2, 3, and 4)		(24,485)		(33,508)		(412,897)		(347,048)		(3,116)		(5,310)		(19,602)		(9,596)
Adjustments to maintain reserves		1		(1)		(2)		(4)		-		-		1		2

Net equity transactions		(16,188)		(18,633)		(237,229)		(181,407)		4,884		(4,651)		(19,464)		(18,406)

Net change in contract owners’ equity		31,592		74,193		1,778,784		1,622,055		13,046		1,742		6,353		53,746
Contract owners’ equity at beginning of period		1,026,928		952,735		6,016,874		4,394,819		66,164		64,422		404,638		350,892

Contract owners’ equity at end of period		$1,058,520		1,026,928		7,795,658		6,016,874		79,210		66,164		410,991		404,638

CHANGE IN UNITS:
Beginning units		214,913		218,873		613,399		634,887		2,565		2,754		12,235		12,845
Units purchased		4,881		5,738		26,218		24,266		297		41		159		108
Units redeemed		(8,370)		(9,698)		(46,142)		(45,754)		(120)		(230)		(710)		(718)

Ending units		211,424		214,913		593,475		613,399		2,742		2,565		11,684		12,235

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	LZRIES				LZRUSM				LPVCAI				LPVCII
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$1,215		188		(5,137)		(4,498)		(26)		(62)		208		641
Realized gain (loss) on investments		85		27		(2,041)		(2,617)		(111)		(5,738)		192		148
Change in unrealized gain (loss) on investments		1,096		6,578		37,086		46,753		238		6,970		1,801		(1,880)
Reinvested capital gains		150		-		18,443		-		255		307		7,130		7,968

Net increase (decrease) in contract owners’ equity resulting from operations		2,546		6,793		48,351		39,638		356		1,477		9,331		6,877

Equity transactions:

Purchase payments received from contract owners (note 4)		4,109		3,710		4,739		5,088		-		1		-		1
Transfers between funds		-		2,283		1,309		1,463		-		(9,768)		-		-
Redemptions (notes 2, 3, and 4)		-		-		(4,845)		(4,076)		(2,989)		-		-		-
Adjustments to maintain reserves		(1)		1		(2)		1		(1)		(1)		1		(2)

Net equity transactions		4,108		5,994		1,201		2,476		(2,990)		(9,768)		1		(1)

Net change in contract owners’ equity		6,654		12,787		49,552		42,114		(2,634)		(8,291)		9,332		6,876
Contract owners’ equity at beginning of period		57,371		44,584		483,138		441,024		3,361		11,652		59,524		52,648

Contract owners’ equity at end of period		$64,025		57,371		532,690		483,138		727		3,361		68,856		59,524

CHANGE IN UNITS:
Beginning units		2,747		2,449		105,663		105,069		120		513		1,871		1,871
Units purchased		185		298		1,270		1,531		-		-		-		-
Units redeemed		-		-		(1,028)		(937)		(97)		(393)		-		-

Ending units		2,932		2,747		105,905		105,663		23		120		1,871		1,871

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	LVCLGI				SBVHY				LACB2				LACDV2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(2,855)		(1,784)		2,801		2,021		1,578		-		495		-
Realized gain (loss) on investments		7,254		2,050		(175)		(4,027)		764		-		262		-
Change in unrealized gain (loss) on investments		43,799		59,934		265		5,933		12,846		-		9,568		-
Reinvested capital gains		13,848		1,597		-		-		-				-		-

Net increase (decrease) in contract owners’ equity resulting from operations		62,046		61,797		2,891		3,927		15,188		-		10,325		-

Equity transactions:

Purchase payments received from contract owners (note 4)		2,730		3,189		2,446		2,482		370		-		-		-
Transfers between funds		49,520		2,761		-		(9,887)		187,143		-		175,393		-
Redemptions (notes 2, 3, and 4)		(1,324)		(1,002)		-		-		(6,480)		-		(2,493)		-
Adjustments to maintain reserves		1		3		-		3		-		-		2		-

Net equity transactions		50,927		4,951		2,446		(7,402)		181,033		-		172,902		-

Net change in contract owners’ equity		112,973		66,748		5,337		(3,475)		196,221		-		183,227		-
Contract owners’ equity at beginning of period		210,077		143,329		46,612		50,087		-		-		-		-

Contract owners’ equity at end of period		$323,050		210,077		51,949		46,612		196,221		-		183,227		-

CHANGE IN UNITS:
Beginning units		4,411		4,291		2,269		2,662		-		-		-		-
Units purchased		1,166		241		129		129		19,205		-		17,908		-
Units redeemed		(220)		(121)		(12)		(522)		(1,041)		-		(600)		-

Ending units		5,357		4,411		2,386		2,269		18,164		-		17,308		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	LACI2				LACIPS				LACLV2				LACU2
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(132)		-		616		-		580		-		(1,937)		-
Realized gain (loss) on investments		252		-		9		-		15		-		43		-
Change in unrealized gain (loss) on investments		(2,188)		-		(29)		-		1,485		-		45,917		-
Reinvested capital gains		-		-		-		-		330		-		3,333		-

Net increase (decrease) in contract owners’ equity resulting from operations		(2,068)		-		596		-		2,410		-		47,356		-

Equity transactions:

Purchase payments received from contract owners (note 4)		778		-		-		-		-		-		-		-
Transfers between funds		457,424		-		22,857		-		41,506		-		255,663		-
Redemptions (notes 2, 3, and 4)		(3,166)		-		-		-		-		-		(182)		-
Adjustments to maintain reserves		2		-		1		-		(1)		-		1		-

Net equity transactions		455,038		-		22,858		-		41,505		-		255,482		-

Net change in contract owners’ equity		452,970		-		23,454		-		43,915		-		302,838		-
Contract owners’ equity at beginning of period		-		-		-		-		-		-		-		-

Contract owners’ equity at end of period		$452,970		-		23,454		-		43,915		-		302,838		-

CHANGE IN UNITS:
Beginning units		-		-		-		-		-		-		-		-
Units purchased		45,833		-		2,292		-		4,151		-		26,572		-
Units redeemed		(330)		-		(6)		-		-		-		(1,040)		-

Ending units		45,503		-		2,286		-		4,151		-		25,532		-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	LACV2				LOVCDG				LOVGI				GVEXD
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$18,796		-		(2,391)		(839)		(763)		(155)		1,391		1,466
Realized gain (loss) on investments		1,010		-		28,571		4,360		7,170		1,414		27,148		445
Change in unrealized gain (loss) on investments		36,387		-		39,812		38,026		52,803		48,083		8,856		9,105
Reinvested capital gains		10,931		-		24,785		28,070		47,135		10,896		124		166

Net increase (decrease) in contract owners’ equity resulting from operations		67,124		-		90,777		69,617		106,345		60,238		37,519		11,182

Equity transactions:

Purchase payments received from contract owners (note 4)		5,681		-		5,561		2,541		14,439		15,278		1,068		203
Transfers between funds		1,136,703		-		(2,463)		(3,539)		242		(4,975)		339,899		157,881
Redemptions (notes 2, 3, and 4)		(13,128)		-		(170,162)		(23,455)		(30,429)		(19,672)		(197,170)		(15,915)
Adjustments to maintain reserves		(1)		-		(1)		1		2		(1)		-		-

Net equity transactions		1,129,255		-		(167,065)		(24,452)		(15,746)		(9,370)		143,797		142,169

Net change in contract owners’ equity		1,196,379		-		(76,288)		45,165		90,599		50,868		181,316		153,351
Contract owners’ equity at beginning of period		-		-		515,368		470,203		558,453		507,585		153,351		-

Contract owners’ equity at end of period		$1,196,379		-		439,080		515,368		649,052		558,453		334,667		153,351

CHANGE IN UNITS:
Beginning units		-		-		90,768		95,380		138,324		140,891		13,356		-
Units purchased		114,248		-		844		591		4,694		4,286		39,680		14,858
Units redeemed		(1,272)		-		(27,658)		(5,203)		(8,372)		(6,853)		(29,459)		(1,502)

Ending units		112,976		-		63,954		90,768		134,646		138,324		23,577		13,356

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	AMCG				AMRI				AMSRS				AMTB
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$(35)		(64)		(239)		21		(4,139)		(3,234)		9,593		7,036
Realized gain (loss) on investments		581		(807)		5,835		879		70,425		2,424		(453)		(480)
Change in unrealized gain (loss) on investments		(491)		1,648		(3,821)		1,011		27,280		107,353		1,000		2,807
Reinvested capital gains		121		-		581		2,272		20,449		8,043		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		176		777		2,356		4,183		114,015		114,586		10,140		9,363

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(2)		-		-		5,533		4,978		2		-
Transfers between funds		253		(1,157)		-		-		(23)		(296)		-		-
Redemptions (notes 2, 3, and 4)		2		(7,683)		(29,989)		(2,298)		(223,424)		(11,577)		(1,063)		(1,031)
Adjustments to maintain reserves		1		2		(1)		1		1		-		(2)		(1)

Net equity transactions		256		(8,840)		(29,990)		(2,297)		(217,913)		(6,895)		(1,063)		(1,032)

Net change in contract owners’ equity		432		(8,063)		(27,634)		1,886		(103,898)		107,691		9,077		8,331
Contract owners’ equity at beginning of period		1,899		9,962		45,995		44,109		556,055		448,364		202,053		193,722

Contract owners’ equity at end of period		$2,331		1,899		18,361		45,995		452,157		556,055		211,130		202,053

CHANGE IN UNITS:
Beginning units		479		2,943		10,157		10,705		12,107		12,265		137,442		138,166
Units purchased		2,301		-		-		-		106		123		-		-
Units redeemed		(2,301)		(2,464)		(6,393)		(548)		(4,311)		(281)		(709)		(724)

Ending units		479		479		3,764		10,157		7,902		12,107		136,733		137,442

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	NOVPDI				NOVPM				PMVAAA				PMVEBA
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$14,334		18,893		(387,188)		(325,292)		1,656		559		1,486		1,155
Realized gain (loss) on investments		(39,867)		(37,884)		840,393		1,032,709		(65)		(66)		(115)		(113)
Change in unrealized gain (loss) on investments		318,991		(58,955)		9,064,607		6,530,711		(797)		1,444		343		1,364
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		293,458		(77,946)		9,517,812		7,238,128		794		1,937		1,714		2,406

Equity transactions:

Purchase payments received from contract owners (note 4)		2,429		27,093		60,718		96,800		-		1		50		164
Transfers between funds		(71,882)		10,260		(599,539)		(145,975)		-		-		-		-
Redemptions (notes 2, 3, and 4)		(218,552)		(158,469)		(5,367,591)		(2,949,364)		-		-		-		-
Adjustments to maintain reserves		1		(1)		3		-		-		(2)		1		(1)

Net equity transactions		(288,004)		(121,117)		(5,906,409)		(2,998,539)		-		(1)		51		163

Net change in contract owners’ equity		5,454		(199,063)		3,611,403		4,239,589		794		1,936		1,765		2,569
Contract owners’ equity at beginning of period		2,618,841		2,817,904		44,177,762		39,938,173		29,327		27,391		26,534		23,965

Contract owners’ equity at end of period		$2,624,295		2,618,841		47,789,165		44,177,762		30,121		29,327		28,299		26,534

CHANGE IN UNITS:
Beginning units		194,214		203,575		2,078,332		2,232,641		1,526		1,526		1,441		1,431
Units purchased		3,581		4,496		46,255		31,749		-		-		3		10
Units redeemed		(23,452)		(13,857)		(282,733)		(186,058)		-		-		(1)		-

Ending units		174,343		194,214		1,841,854		2,078,332		1,526		1,526		1,443		1,441

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVFHA				PMVGBA				PMVHYA				PMVLDA
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$116		67		530		260		1,791		1,886		1,614		1,523
Realized gain (loss) on investments		(4)		(5)		(33)		(1,234)		(906)		(294)		(399)		(688)
Change in unrealized gain (loss) on investments		82		150		(794)		1,511		1,135		2,709		592		1,369
Reinvested capital gains		-		113		-		237		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		194		325		(297)		774		2,020		4,301		1,807		2,204

Equity transactions:

Purchase payments received from contract owners (note 4)		-		-		-		1		-		1		-		1
Transfers between funds		-		-		1,624		543		-		-		-		353
Redemptions (notes 2, 3, and 4)		-		-		-		(3,341)		(8,048)		(1,612)		(4,858)		(5,607)
Adjustments to maintain reserves		-		(2)		-		(2)		-		(1)		-		(2)

Net equity transactions		-		(2)		1,624		(2,799)		(8,048)		(1,612)		(4,858)		(5,255)

Net change in contract owners’ equity		194		323		1,327		(2,025)		(6,028)		2,689		(3,051)		(3,051)
Contract owners’ equity at beginning of period		4,401		4,078		20,148		22,173		42,462		39,773		57,222		60,273

Contract owners’ equity at end of period		$4,595		4,401		21,475		20,148		36,434		42,462		54,171		57,222

CHANGE IN UNITS:
Beginning units		249		249		1,407		1,614		2,001		2,082		4,524		4,952
Units purchased		-		-		116		80		-		-		-		29
Units redeemed		-		-		-		(287)		(379)		(81)		(384)		(457)

Ending units		249		249		1,523		1,407		1,622		2,001		4,140		4,524

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PMVLGA				PMVRRA				PMVRSA				PMVTRA
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$2,842		2,534		5,873		7,174		-		3		14,439		11,806
Realized gain (loss) on investments		(43,191)		(1,227)		(429)		(2,545)		(11)		-		(3,357)		(15,077)
Change in unrealized gain (loss) on investments		26,303		4,084		(1,412)		4,597		10		(4)		(4,485)		25,348
Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		(14,046)		5,391		4,032		9,226		(1)		(1)		6,597		22,077

Equity transactions:

Purchase payments received from contract owners (note 4)		4,880		4,285		5,321		8,622		-		(1)		2,750		2,690
Transfers between funds		7,956		10,313		207		(14,782)		-		-		23,716		18,720
Redemptions (notes 2, 3, and 4)		(43,128)		(1,668)		(3,631)		(13,910)		(18)		-		(10,943)		(56,999)
Adjustments to maintain reserves		-		(2)		-		(1)		1		-		-		1

Net equity transactions		(30,292)		12,928		1,897		(20,071)		(17)		(1)		15,523		(35,588)

Net change in contract owners’ equity		(44,338)		18,319		5,929		(10,845)		(18)		(2)		22,120		(13,511)
Contract owners’ equity at beginning of period		196,149		177,830		361,774		372,619		18		20		465,290		478,801

Contract owners’ equity at end of period		$151,811		196,149		367,703		361,774		-		18		487,410		465,290

CHANGE IN UNITS:
Beginning units		11,962		11,165		206,462		218,267		2		2		271,257		292,735
Units purchased		828		912		3,239		5,087		-		-		15,098		32,930
Units redeemed		(2,840)		(115)		(2,154)		(16,892)		(2)		-		(6,418)		(54,408)

Ending units		9,950		11,962		207,547		206,462		-		2		279,937		271,257

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$		$		$
	PVSTA				ROCMC				ROCSC				TAVV
	2024		2023		2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$506		396		(3,378)		(2,874)		708		(278)		4,970		4,170
Realized gain (loss) on investments		-		(5)		(3,754)		(2,227)		2,809		1,332		7,041		10,424
Change in unrealized gain (loss) on investments		109		151		22,602		53,394		(9,374)		38,298		(46,435)		21,312
Reinvested capital gains		-		-		24,956		-		13,753		26,628		25,187		20,299

Net increase (decrease) in contract owners’ equity resulting from operations		615		542		40,426		48,293		7,896		65,980		(9,237)		56,205

Equity transactions:

Purchase payments received from contract owners (note 4)		-		(1)		8,455		8,670		13,925		10,033		-		1
Transfers between funds		1,151		184		10,644		(815)		(4,865)		10,085		(2,122)		(5,196)
Redemptions (notes 2, 3, and 4)		-		-		(12,432)		(191)		(14,748)		(17,420)		(21,897)		(33,362)
Adjustments to maintain reserves		-		1		1		-		-		-		-		(1)

Net equity transactions		1,151		184		6,668		7,664		(5,688)		2,698		(24,019)		(38,558)

Net change in contract owners’ equity		1,766		726		47,094		55,957		2,208		68,678		(33,256)		17,647
Contract owners’ equity at beginning of period		11,747		11,021		325,829		269,872		333,420		264,742		324,879		307,232

Contract owners’ equity at end of period		$13,513		11,747		372,923		325,829		335,628		333,420		291,623		324,879

CHANGE IN UNITS:
Beginning units		923		908		73,604		71,695		63,277		62,642		94,053		106,389
Units purchased		93		37		5,071		2,195		2,838		4,629		67,113		73,685
Units redeemed		(4)		(22)		(3,815)		(286)		(3,893)		(3,994)		(73,905)		(86,021)

Ending units		1,012		923		74,860		73,604		62,222		63,277		87,261		94,053

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	$		$		$		$		$		$
	VWBF				VWEM				VWHA
	2024		2023		2024		2023		2024		2023
Investment activity*:
Net investment income (loss)		$879		402		1,931		7,283		1,575		2,440
Realized gain (loss) on investments		(8)		(10)		(7,591)		(5,310)		8,669		2,129
Change in unrealized gain (loss) on investments		(635)		847		6,959		21,792		(15,643)		(10,943)
Reinvested capital gains		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		236		1,239		1,299		23,765		(5,399)		(6,374)

Equity transactions:

Purchase payments received from contract owners (note 4)		650		500		3,658		3,722		2,500		1,649
Transfers between funds		-		-		(15,047)		(4,340)		(32,101)		2,228
Redemptions (notes 2, 3, and 4)		(11)		-		(6,277)		(5,335)		(4,738)		(7,930)
Adjustments to maintain reserves		(1)		-		(1)		-		(1)		-

Net equity transactions		638		500		(17,667)		(5,953)		(34,340)		(4,053)

Net change in contract owners’ equity		874		1,739		(16,368)		17,812		(39,739)		(10,427)
Contract owners’ equity at beginning of period		13,468		11,729		294,920		277,108		135,233		145,660

Contract owners’ equity at end of period		$14,342		13,468		278,552		294,920		95,494		135,233

CHANGE IN UNITS:
Beginning units		6,342		6,092		115,413		117,859		37,746		38,810
Units purchased		301		250		1,445		1,826		1,902		1,408
Units redeemed		(5)		-		(8,063)		(4,272)		(11,940)		(2,472)

Ending units		6,638		6,342		108,795		115,413		27,708		37,746

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1980. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The separate account offered individual and group flexible premium variable deferred annuity contracts. These contracts are no longer offered for sale.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)*

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)*

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)*

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)*

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)*

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)*

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)*

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)*

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)*

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

THIRD AVENUE FUNDS

Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)	6/8/2023
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

The following underlying mutual fund mergers occurred. Subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
LPVCAI	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	5/1/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(h) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

The Company deducts daily from the Separate Account a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments, for assuming the mortality and expense risks except for the Power Momentum Portfolio, of the Northern Lights Variable Trust, which is 0.79 percent. These fees were $1,138,898 and $950,606 for the years ended December 31, 2024 and 2023, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Under group contracts, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $14,333 and $14,890 for the years ended December 31, 2024 and 2023, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $1,976,727 and $1,019,439, respectively, and total transfers from the Separate Account to the fixed account were $2,188,685 and $736,988, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments

ALVGIA	$3,408	$3,134
AASCO	13,418	65,312
ALCAI2	151,909	925,769
ALCGI2	56,014	172,401
ALMGI2	4,780	107,269
SVDF	6,507	25,578
SVOF	118,272	27,322
PIHYB2	921	169
PIVEI2	21,244	778
PIVF2	23,054	14,447
PIVMV2	6,426	496
PIVSI2	1,644	754
DSIF	1,047,186	1,168,429
DSRG	50,252	159,568
DVSCS	70,179	20,718
CLVGT2	53,674	13,893
FHIB	22,520	4,286
FVK2S	8,877	19,651
FVU2	12,870	9,440
GVR2XS	153,814	38,186
GVRUGM	29	845
RAF	283	10
RBF	10,221	23,783
RBKF	7,854	7,269
RBMF	3,776	10,656
RCPF	1,995	1,304
RELF	85,223	21,582
RENF	24,416	222,149
RESF	10,499	28,354
RFSF	191	392
RHCF	9,160	4,422
RINF	2,500	4,004
RJNF	-	9
RLCE	481	81
RLCJ	7,752	7,402
RLF	-	186

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

RMED	292	25,892
RMEK	502	31,829
RNF	53,069	15,299
ROF	50,074	36,414
RPMF	6,139	45,970
RREF	90	4,506
RRF	-	133
RTEC	17,639	17,901
RTF	286,397	260,906
RTRF	-	127
RUF	47	4
RUGB	370	240
RUTL	5,823	4,099
RVARS	31	8
RVCMD	8,833	120,875
RVF	630,462	1,700,945
RVIDD	941	12,223
RVLCG	3,049	10,117
RVLCV	341	3,681
RVLDD	222,235	146,962
RVMCG	10,681	10,732
RVSCG	-	122
RVSDL	-	5
RVWDL	-	4
AVGI	6,514	30,066
AVHY1	14,426	5,669
IVDDI	11,179	1,351
IVGMMI	1,088,052	1,092,223
IVHS	1,075	15,945
IVMCC2	70	28,862
IVRE	30,221	28,240
IVT	11,673	3,045
JABIN	54,993	114,045
JAEI	310,972	519,202
JAFRIN	67,963	34,324
JAGRIN	279,110	589,010
JAIG	36,642	48,787
JARIN	419,930	524,634
JMCVIN	12,617	3,858
LZREMS	17,956	27,491
LZRIES	6,019	546
LZRUSM	23,481	8,972
LPVCAI	259	3,019
LPVCII	7,989	651
LVCLGI	77,019	15,099
SBVHY	5,698	452
LACB2	191,454	8,843
LACDV2	180,823	7,427
LACI2	460,971	6,066
LACIPS	23,696	223
LACLV2	42,712	296
LACU2	269,048	12,170
LACV2	1,178,597	19,614
LOVCDG	31,756	176,427
LOVGI	72,386	41,761
GVEXD	513,370	368,058
AMCG	11,050	10,709
AMRI	710	30,358
AMSRS	26,025	227,628
AMTB	11,670	3,139

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NOVPDI	55,423	329,093
NOVPM	20,960	6,314,560
PMVAAA	1,957	301
PMVEBA	1,807	270
PMVFHA	161	45
PMVGBA	2,363	209
PMVHYA	2,163	8,420
PMVLDA	2,159	5,403
PMVLGA	17,342	44,792
PMVRRA	14,530	6,759
PMVRSA	-	18
PMVTRA	44,943	14,981
PVSTA	1,842	186
ROCMC	46,805	18,559
ROCSC	31,464	22,692
TAVV	35,129	28,990
VWBF	1,661	143
VWEM	8,288	24,023
VWHA	8,791	41,556

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	1.00%	15,394	$4.58	$70,500	1.45%	11.89%
2023	1.00%	15,953	4.09	65,295	1.35%	10.92%
2022	1.00%	26,600	3.69	98,158	1.39%	-5.14%
2021	1.00%	28,167	3.89	109,579	0.84%	26.88%
2020	1.00%	24,445	3.07	74,950	1.55%	1.70%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2024	1.00%	302,758	5.52	1,671,647	0.38%	7.05%
2023	1.00%	310,552	5.16	1,601,769	0.00%	15.33%
2022	1.00%	321,702	4.47	1,438,660	0.00%	-38.63%
2021	1.00%	382,779	7.29	2,789,334	0.00%	-7.00%
2020	1.00%	378,067	7.84	2,962,226	0.99%	65.49%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2024	1.00%	292,382	32.11	9,389,411	0.00%	46.65%
2023	1.00%	318,481	21.90	6,973,987	0.00%	41.71%
2022	1.00%	347,866	15.45	5,375,344	0.00%	-37.15%
2021	1.00%	369,621	24.59	9,088,070	0.00%	17.94%
2020	1.00%	377,880	20.85	7,877,815	0.00%	40.34%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2024	1.00%	222,123	10.01	2,224,473	0.00%	41.46%
2023	1.00%	234,689	7.08	1,661,487	0.00%	31.35%
2022	1.00%	248,661	5.39	1,340,211	0.00%	-39.26%
2021	1.00%	256,136	8.87	2,272,971	0.00%	10.73%
2020	1.00%	321,517	8.01	2,576,716	0.19%	65.37%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2024	1.00%	90,246	9.02	813,901	0.00%	19.86%
2023	1.00%	101,406	7.52	763,036	0.00%	21.95%
2022	1.00%	107,087	6.17	660,743	0.00%	-36.71%
2021	1.00%	110,030	9.75	1,072,660	0.00%	3.17%
2020	1.00%	112,524	9.45	1,063,301	0.00%	62.99%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	1.00%	10,985	57.48	631,463	0.00%	16.95%
2023	1.00%	11,228	49.15	551,880	0.00%	18.95%
2022	1.00%	12,729	41.32	525,967	0.00%	-38.47%
2021	1.00%	13,524	67.15	908,188	0.00%	-5.99%
2020	1.00%	13,600	71.43	971,457	0.00%	61.03%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	1.00%	102,174	10.87	1,110,641	0.05%	13.90%
2023	1.00%	102,651	9.54	979,677	0.00%	25.24%
2022	1.00%	106,500	7.62	811,543	0.00%	-21.59%
2021	1.00%	107,158	9.72	1,041,442	0.04%	23.54%
2020	1.00%	110,982	7.87	873,114	0.46%	19.80%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2024	1.00%	779	22.25	17,331	5.50%	7.39%
2023	1.00%	779	20.72	16,139	5.33%	9.91%
2022	1.00%	832	18.85	15,676	4.83%	-12.32%
2021	1.00%	832	21.49	17,878	4.87%	4.40%
2020	1.00%	832	20.59	17,129	5.16%	0.96%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2024	1.00%	22,872	3.88	88,704	1.96%	9.86%
2023	1.00%	21,649	3.53	76,423	1.53%	6.11%
2022	1.00%	33,396	3.33	111,105	1.53%	-8.86%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.00%	36,270	3.65	132,394	1.23%	24.08%
2020	1.00%	35,756	2.94	105,184	2.40%	-1.26%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	1.00%	49,781	5.00	248,694	0.43%	21.09%
2023	1.00%	50,056	4.13	206,517	0.61%	27.31%
2022	1.00%	48,896	3.24	158,462	0.40%	-20.48%
2021	1.00%	52,390	4.08	213,502	0.09%	26.38%
2020	1.00%	52,563	3.22	169,497	0.49%	22.73%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2024	1.00%	1,748	32.45	56,727	1.68%	9.54%
2023	1.00%	1,670	29.62	49,464	1.75%	11.09%
2022	1.00%	1,683	26.67	44,876	1.39%	-6.82%
2021	1.00%	1,647	28.62	47,129	0.74%	28.09%
2020	1.00%	1,668	22.34	37,267	1.08%	0.86%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2024	1.00%	2,422	17.10	41,412	4.02%	2.82%
2023	1.00%	2,443	16.63	40,622	3.62%	7.00%
2022	1.00%	2,376	15.54	36,923	2.86%	-13.71%
2021	1.00%	3,799	18.01	68,419	3.01%	0.72%
2020	1.00%	2,260	17.88	40,409	3.29%	6.31%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	1.00%	961,286	13.14	12,628,301	1.16%	23.41%
2023	1.00%	1,035,435	10.64	11,021,679	1.42%	24.68%
2022	1.00%	1,102,701	8.54	9,414,306	1.34%	-19.13%
2021	1.00%	1,120,448	10.56	11,828,567	1.14%	27.13%
2020	1.00%	1,225,078	8.30	10,172,809	1.58%	16.83%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	1.00%	338,757	9.52	3,223,329	0.53%	23.64%
2023	1.00%	351,358	7.70	2,703,989	0.72%	22.59%
2022	1.00%	356,920	6.28	2,240,575	0.54%	-23.64%
2021	1.00%	406,572	8.22	3,342,372	0.75%	25.73%
2020	1.00%	421,308	6.54	2,754,649	1.07%	22.91%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	1.00%	10,388	45.09	468,389	1.05%	6.88%
2023	1.00%	9,508	42.19	401,134	1.02%	14.24%
2022	1.00%	11,171	36.93	412,545	0.92%	-17.48%
2021	1.00%	9,854	44.75	440,954	0.66%	24.89%
2020	1.00%	10,587	35.83	379,349	1.09%	9.54%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	1.00%	70,825	6.47	458,067	0.00%	25.31%
2023	1.00%	68,842	5.16	355,302	0.00%	43.43%
2022	1.00%	68,462	3.60	246,346	0.00%	-32.54%
2021	1.00%	68,153	5.33	363,506	0.28%	37.31%
2020	1.00%	70,489	3.88	273,814	0.00%	44.35%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2024	1.00%	78,125	4.33	338,445	5.44%	5.21%
2023	1.00%	77,263	4.12	318,143	5.75%	11.60%
2022	1.00%	79,222	3.69	292,312	5.54%	-12.66%
2021	1.00%	80,480	4.22	339,980	4.95%	3.80%
2020	1.00%	81,025	4.07	329,737	5.74%	4.54%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2024	1.00%	6,269	34.60	216,885	0.63%	15.61%
2023	1.00%	6,753	29.93	202,089	0.00%	13.72%
2022	1.00%	8,076	26.32	212,520	0.00%	-30.95%
2021	1.00%	8,632	38.11	328,964	0.00%	1.25%
2020	1.00%	10,748	37.64	404,580	0.00%	27.20%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	1.00%	33,735	4.03	136,038	2.18%	14.40%
2023	1.00%	33,272	3.52	117,282	1.84%	7.60%
2022	1.00%	32,487	3.28	106,423	1.83%	-14.61%
2021	1.00%	38,053	3.84	145,989	1.73%	17.33%
2020	1.00%	46,711	3.27	152,734	2.52%	-0.07%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2024	1.00%	12,993	19.38	251,834	0.58%	8.46%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	1.00%	8,484	17.87	151,619	0.10%	20.79%
2022	1.00%	8,530	14.80	126,200	0.00%	-43.58%
2021	1.00%	7,472	26.22	195,935	0.00%	24.52%
2020	1.00%	7,070	21.06	148,887	0.73%	16.04%
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2024	1.00%	509	0.99	503	3.86%	2.86%
2023	1.00%	1,373	0.96	1,319	3.55%	2.66%
2022	1.00%	3,695	0.94	3,459	0.67%	-0.27%
2021	1.00%	4,422	0.94	4,151	0.00%	-0.99%
2020	1.00%	5,098	0.95	4,833	0.08%	-0.93%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2024	1.00%	3,798	0.28	1,046	10.81%	-16.63%
2023	1.00%	3,236	0.33	1,069	0.68%	-32.53%
2022	1.00%	2,982	0.49	1,460	0.00%	33.50%
2020	1.00%	587	0.50	292	0.00%	-38.62%
Rydex Variable Trust - Biotechnology Fund (RBF)
2024	1.00%	2,151	42.63	91,692	0.00%	-2.39%
2023	1.00%	2,628	43.67	114,790	0.00%	4.49%
2022	1.00%	2,956	41.80	123,548	0.00%	-14.17%
2021	1.00%	3,030	48.70	147,573	0.00%	0.41%
2020	1.00%	2,949	48.50	143,031	0.00%	20.11%
Rydex Variable Trust - Banking Fund (RBKF)
2024	1.00%	305	11.28	3,437	2.06%	21.88%
2023	1.00%	305	9.26	2,820	1.08%	1.95%
2022	1.00%	305	9.08	2,766	1.61%	-17.84%
2021	1.00%	305	11.05	3,366	0.44%	32.16%
2020	1.00%	305	8.36	2,551	0.98%	-9.37%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2024	1.00%	3,692	31.86	117,651	0.89%	-3.45%
2023	1.00%	3,910	33.00	129,030	0.00%	7.89%
2022	1.00%	3,980	30.59	121,738	0.57%	-10.55%
2021	1.00%	4,040	34.20	138,145	0.57%	21.71%
2020	1.00%	3,980	28.09	111,816	1.29%	18.56%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2024	1.00%	3,648	34.01	124,070	1.51%	3.37%
2023	1.00%	3,647	32.90	119,967	1.33%	-4.26%
2022	1.00%	3,950	34.36	135,721	0.71%	-1.89%
2021	1.00%	3,983	35.03	139,514	0.86%	9.52%
2020	1.00%	4,127	31.98	131,993	0.75%	6.50%
Rydex Variable Trust - Electronics Fund (RELF)
2024	1.00%	1,255	61.95	77,757	0.00%	14.97%
2023	1.00%	252	53.88	13,569	0.00%	53.21%
2022	1.00%	320	35.17	11,249	0.00%	-33.37%
2021	1.00%	583	52.78	30,760	0.00%	36.88%
2020	1.00%	1,667	38.56	64,279	0.00%	54.41%
Rydex Variable Trust - Energy Fund (RENF)
2024	1.00%	17,014	18.05	307,169	2.39%	-0.93%
2023	1.00%	28,171	18.22	513,368	4.04%	0.60%
2022	1.00%	27,982	18.11	506,873	1.29%	46.82%
2021	1.00%	11,420	12.34	140,897	0.64%	48.96%
2020	1.00%	11,692	8.28	96,839	1.31%	-34.83%
Rydex Variable Trust - Energy Services Fund (RESF)
2024	1.00%	27,073	5.81	157,381	0.00%	-8.82%
2023	1.00%	29,791	6.38	189,941	0.00%	3.40%
2022	1.00%	28,423	6.17	175,258	0.00%	41.15%
2021	1.00%	27,438	4.37	119,863	0.23%	16.34%
2020	1.00%	25,081	3.76	94,179	0.83%	-37.96%
Rydex Variable Trust - Financial Services Fund (RFSF)
2024	1.00%	722	21.88	15,785	0.91%	21.04%
2023	1.00%	735	18.07	13,287	0.00%	12.77%
2022	1.00%	1,491	16.03	23,899	0.58%	-18.93%
2021	1.00%	1,606	19.77	31,747	0.36%	33.92%
2020	1.00%	1,493	14.76	22,040	0.97%	-1.10%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2024	1.00%	3,630	41.46	150,507	0.00%	-0.86%
2023	1.00%	3,582	41.82	149,792	0.00%	3.98%
2022	1.00%	3,335	40.22	134,119	0.00%	-12.88%
2021	1.00%	3,321	46.16	153,295	0.00%	17.66%
2020	1.00%	3,194	39.23	125,316	0.00%	17.50%
Rydex Variable Trust - Internet Fund (RINF)
2024	1.00%	4	55.38	232	0.00%	22.17%
2023	1.00%	36	45.33	1,648	0.00%	45.92%
2022	1.00%	1	31.06	44	0.00%	-45.39%
2021	1.00%	44	56.88	2,525	0.00%	-5.61%
2020	1.00%	52	60.26	3,134	0.00%	58.62%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2023	1.00%	29	0.28	8	0.00%	3.20%
2022	1.00%	29	0.27	8	0.00%	44.76%
2021	1.00%	29	0.18	5	0.00%	-0.04%
2020	1.00%	29	0.19	5	0.36%	-21.87%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2024	1.00%	511	13.30	6,799	6.38%	-3.97%
2023	1.00%	511	13.85	7,080	0.32%	18.90%
2022	1.00%	511	11.65	5,955	0.00%	-13.94%
2021	1.00%	511	13.53	6,919	0.22%	17.53%
2020	1.00%	1,768	11.51	20,357	1.75%	-0.76%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2024	1.00%	263	18.85	4,955	3.14%	0.00%
2023	1.00%	263	18.85	4,955	0.04%	33.13%
2022	1.00%	263	14.16	3,722	0.00%	-43.56%
2021	1.00%	263	25.09	6,594	0.00%	-14.95%
2020	1.00%	834	29.49	24,599	0.74%	39.07%
Rydex Variable Trust - Leisure Fund (RLF)
2023	1.00%	6	30.18	187	0.00%	21.27%
2022	1.00%	6	24.88	155	0.00%	-28.29%
2021	1.00%	6	34.70	215	0.00%	-0.08%
2020	1.00%	6	34.72	208	0.00%	19.81%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2024	1.00%	2,966	9.11	27,013	0.73%	14.11%
2023	1.00%	5,897	7.98	47,060	0.00%	17.66%
2022	1.00%	6,003	6.78	40,719	0.00%	-23.96%
2021	1.00%	6,089	8.92	54,321	0.00%	33.91%
2020	1.00%	6,188	6.66	41,224	0.85%	9.59%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2024	1.00%	2,819	5.85	16,484	1.48%	9.84%
2023	1.00%	8,446	5.32	44,956	0.00%	18.59%
2022	1.00%	8,472	4.49	38,022	0.00%	-34.12%
2021	1.00%	8,446	6.81	57,540	0.07%	17.82%
2020	1.00%	8,446	5.78	48,837	0.00%	18.85%
Rydex Variable Trust - Nova Fund (RNF)
2024	1.00%	827	77.88	64,419	0.00%	31.43%
2023	1.00%	275	59.26	16,269	0.00%	33.73%
2022	1.00%	275	44.31	12,166	0.38%	-30.96%
2021	1.00%	331	64.18	21,261	0.51%	40.77%
2020	1.00%	275	45.59	12,538	0.89%	18.84%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2024	1.00%	9,916	134.32	1,331,935	0.21%	22.67%
2023	1.00%	9,926	109.50	1,086,901	0.00%	51.70%
2022	1.00%	9,867	72.18	712,176	0.00%	-34.80%
2021	1.00%	10,470	110.70	1,159,046	0.00%	24.29%
2020	1.00%	10,470	89.06	932,474	0.29%	43.52%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2024	1.00%	28,328	12.91	365,640	1.51%	7.03%
2023	1.00%	31,190	12.06	376,125	0.32%	2.79%
2022	1.00%	34,570	11.73	405,549	0.48%	-11.97%
2021	1.00%	33,930	13.33	452,156	4.20%	-10.10%
2020	1.00%	35,130	14.82	520,716	7.17%	32.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Real Estate Fund (RREF)
2024	1.00%	289	24.24	7,013	1.17%	3.98%
2023	1.00%	489	23.31	11,406	1.59%	9.23%
2022	1.00%	735	21.34	15,694	1.03%	-28.12%
2021	1.00%	1,048	29.69	31,118	0.61%	32.74%
2020	1.00%	1,023	22.37	22,882	3.53%	-6.75%
Rydex Variable Trust - Retailing Fund (RRF)
2023	1.00%	4	36.44	134	0.00%	15.40%
2022	1.00%	4	31.57	116	0.00%	-27.25%
2021	1.00%	4	43.40	160	0.00%	10.64%
2020	1.00%	4	39.23	157	0.00%	42.24%
Rydex Variable Trust - Technology Fund (RTEC)
2024	1.00%	867	64.93	56,271	0.00%	22.73%
2023	1.00%	927	52.91	49,026	0.00%	47.54%
2022	1.00%	883	35.86	31,680	0.00%	-36.89%
2021	1.00%	882	56.82	50,142	0.00%	19.30%
2020	1.00%	894	47.63	42,578	0.00%	47.76%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2024	1.00%	4,273	101.80	434,954	0.46%	40.83%
2023	1.00%	3,985	72.29	288,050	0.09%	43.60%
2022	1.00%	5,824	50.34	293,164	0.00%	-40.37%
2021	1.00%	4,517	84.42	381,311	0.00%	56.71%
2020	1.00%	4,873	53.87	262,497	0.63%	16.92%
Rydex Variable Trust - Transportation Fund (RTRF)
2023	1.00%	4	38.31	138	0.00%	23.25%
2022	1.00%	4	31.08	112	0.00%	-35.67%
2021	1.00%	4	48.32	174	0.00%	20.96%
2020	1.00%	4	39.94	160	0.22%	39.23%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2024	1.00%	6,281	0.06	368	12.13%	-13.98%
2023	1.00%	6,281	0.07	428	2.48%	-15.81%
2022	1.00%	6,281	0.08	508	0.00%	15.44%
2021	1.00%	6,281	0.07	440	0.00%	-25.19%
2020	1.00%	6,281	0.09	588	0.67%	-25.77%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2024	1.00%	2,720	1.13	3,086	3.25%	-13.33%
2023	1.00%	2,678	1.31	3,506	2.90%	-2.02%
2022	1.00%	2,559	1.34	3,418	1.38%	-41.42%
2021	1.00%	10,024	2.28	22,862	0.36%	-8.41%
2020	1.00%	13,930	2.49	34,690	0.07%	20.75%
Rydex Variable Trust - Utilities Fund (RUTL)
2024	1.00%	1,936	36.28	70,241	1.36%	18.66%
2023	1.00%	1,894	30.58	57,920	1.68%	-8.05%
2022	1.00%	2,362	33.25	78,546	0.94%	0.04%
2021	1.00%	1,925	33.24	63,989	1.59%	13.38%
2020	1.00%	1,913	29.32	56,085	1.77%	-6.08%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	1.00%	56	9.94	558	4.89%	-4.62%
2023	1.00%	56	10.42	585	2.78%	3.33%
2022	1.00%	93	10.08	941	0.99%	-4.36%
2021	1.00%	56	10.54	592	0.00%	7.03%
2020	1.00%	56	9.85	552	1.30%	6.32%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2024	1.00%	9,575	3.11	29,802	5.08%	7.21%
2023	1.00%	48,269	2.90	140,139	10.23%	-7.17%
2022	1.00%	50,258	3.13	157,184	6.76%	21.66%
2021	1.00%	4,221	2.57	10,850	0.00%	38.16%
2020	1.00%	5,678	1.86	10,565	0.91%	-23.49%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2024	1.00%	5,211	414.61	2,160,365	0.00%	40.48%
2023	1.00%	7,698	295.14	2,271,817	0.00%	113.99%
2022	1.00%	6,353	137.92	876,206	0.00%	-61.43%
2021	1.00%	8,252	357.58	2,950,811	0.00%	51.92%
2020	1.00%	8,582	235.37	2,019,920	0.23%	85.01%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2023	1.00%	234,409	0.06	14,540	0.20%	-19.08%
2022	1.00%	234,687	0.08	17,989	0.00%	4.02%
2021	1.00%	234,015	0.07	17,245	0.00%	-35.97%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2024	1.00%	6	0.64	4	5.54%	-7.30%
2023	1.00%	6	0.69	4	0.57%	-9.94%
2022	1.00%	6	0.77	5	0.00%	7.99%
2021	1.00%	6	0.71	5	0.00%	-24.00%
2020	1.00%	6	0.93	6	0.01%	-25.64%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2024	1.00%	6,649	46.19	307,115	0.06%	25.40%
2023	1.00%	6,782	36.83	249,805	0.00%	5.41%
2022	1.00%	6,814	34.94	238,077	0.00%	-29.06%
2021	1.00%	6,914	49.26	340,553	0.00%	26.32%
2020	1.00%	6,959	38.99	271,364	0.00%	26.06%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2024	1.00%	753	33.89	25,524	1.33%	9.74%
2023	1.00%	858	30.88	26,507	1.50%	5.23%
2022	1.00%	938	29.35	27,512	0.93%	-3.52%
2021	1.00%	1,161	30.41	35,325	0.60%	31.00%
2020	1.00%	1,000	23.22	23,218	1.88%	-11.45%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2024	1.00%	2,254	82.95	186,929	0.83%	19.43%
2023	1.00%	1,267	69.45	87,966	0.32%	22.34%
2022	1.00%	1,723	56.77	97,830	0.00%	-21.28%
2021	1.00%	700	72.12	50,509	0.00%	39.20%
2020	1.00%	1,338	51.81	69,318	0.71%	0.72%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2024	1.00%	464	41.87	19,432	0.00%	14.99%
2023	1.00%	464	36.41	16,911	0.00%	13.54%
2022	1.00%	469	32.07	15,050	0.00%	-23.39%
2021	1.00%	472	41.86	19,740	0.00%	11.10%
2020	1.00%	469	37.68	17,671	0.00%	29.17%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	1.00%	17	32.23	545	0.00%	-6.16%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2024	1.00%	365	33.33	12,157	0.00%	7.11%
2023	1.00%	365	31.12	11,351	0.09%	16.31%
2022	1.00%	367	26.75	9,815	0.00%	-30.60%
2021	1.00%	373	38.55	14,373	0.00%	17.98%
2020	1.00%	370	32.67	12,090	0.00%	14.61%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2023	1.00%	1	8.17	5	0.23%	0.18%
2022	1.00%	1	8.16	5	0.00%	14.53%
2021	1.00%	1	7.12	4	0.00%	9.99%
2020	1.00%	1	6.47	6	0.87%	-14.89%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2024	1.00%	1	3.75	3	5.59%	-14.08%
2023	1.00%	2	4.37	8	0.11%	1.83%
2022	1.00%	2	4.29	8	0.00%	-19.26%
2021	1.00%	2	5.31	9	0.00%	-14.83%
2020	1.00%	2	6.23	12	0.44%	8.60%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2024	1.00%	2,021	37.79	76,358	0.64%	24.35%
2023	1.00%	2,931	30.39	89,055	0.73%	22.14%
2022	1.00%	3,084	24.88	76,719	0.92%	-21.34%
2021	1.00%	3,242	31.63	102,543	0.67%	26.47%
2020	1.00%	3,476	25.01	86,930	1.78%	12.72%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2024	1.00%	4,752	24.57	116,767	5.78%	6.65%
2023	1.00%	4,484	23.04	103,306	5.40%	9.08%
2022	1.00%	4,095	21.12	86,506	5.49%	-10.45%
2021	1.00%	2,617	23.59	61,731	4.73%	3.34%
2020	1.00%	2,573	22.83	58,730	6.01%	2.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2024	1.00%	5,027	30.02	150,936	1.93%	12.08%
2023	1.00%	4,938	26.79	132,265	1.76%	7.96%
2022	1.00%	6,256	24.81	155,220	1.89%	-2.66%
2021	1.00%	6,688	25.49	170,444	2.22%	17.71%
2020	1.00%	6,271	21.65	135,781	3.25%	-0.85%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2024	1.00%	114,217	10.29	1,174,908	4.86%	3.93%
2023	1.00%	119,126	9.90	1,179,079	4.76%	3.82%
2022	1.00%	128,423	9.53	1,224,323	1.40%	0.45%
2021	1.00%	149,986	9.49	1,423,529	0.01%	-0.99%
2020	1.00%	152,698	9.59	1,463,732	0.28%	-0.71%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2024	1.00%	13,615	3.69	50,293	0.00%	3.13%
2023	1.00%	17,388	3.58	62,286	0.00%	2.00%
2022	1.00%	17,444	3.51	61,260	0.00%	-14.18%
2021	1.00%	17,390	4.09	71,159	0.20%	11.18%
2020	1.00%	18,696	3.68	68,810	0.26%	13.32%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	1.00%	609	4.55	2,770	0.03%	15.63%
2023	1.00%	7,818	3.94	30,777	0.04%	13.01%
2022	1.00%	7,822	3.48	27,247	0.07%	-15.30%
2021	1.00%	7,826	4.11	32,189	0.26%	21.64%
2020	1.00%	7,830	3.38	26,473	0.50%	7.86%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2024	1.00%	154,649	3.50	542,017	2.59%	-2.78%
2023	1.00%	156,603	3.61	564,583	1.52%	7.97%
2022	1.00%	159,253	3.34	531,777	2.93%	-25.68%
2021	1.00%	159,781	4.49	717,913	2.76%	24.46%
2020	1.00%	160,505	3.61	579,436	4.28%	-13.19%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2024	1.00%	65,550	3.38	221,649	0.00%	32.93%
2023	1.00%	64,864	2.54	164,999	0.00%	45.49%
2022	1.00%	64,963	1.75	113,586	0.00%	-40.55%
2021	1.00%	63,080	2.94	185,514	0.00%	13.27%
2020	1.00%	98,033	2.60	254,527	0.00%	44.66%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2024	1.00%	33,019	34.88	1,151,800	2.05%	14.27%
2023	1.00%	35,263	30.53	1,076,446	2.13%	14.27%
2022	1.00%	36,598	26.71	977,682	1.25%	-17.23%
2021	1.00%	36,311	32.28	1,171,997	0.91%	16.03%
2020	1.00%	36,227	27.82	1,007,736	1.85%	13.17%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	1.00%	434,156	15.02	6,519,953	0.74%	14.45%
2023	1.00%	465,245	13.12	6,104,697	0.16%	16.90%
2022	1.00%	486,143	11.22	5,456,714	0.20%	-16.78%
2021	1.00%	503,613	13.49	6,792,249	0.32%	15.67%
2020	1.00%	568,916	11.66	6,633,633	0.07%	18.29%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2024	1.00%	8,936	66.17	591,277	0.11%	27.18%
2023	1.00%	8,802	52.02	457,927	0.19%	38.57%
2022	1.00%	9,105	37.54	341,807	0.19%	-34.21%
2021	1.00%	9,739	57.07	555,780	0.00%	21.67%
2020	1.00%	12,386	46.90	580,915	0.28%	38.01%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2024	1.00%	768,605	9.06	6,966,227	0.74%	22.35%
2023	1.00%	827,703	7.41	6,131,637	0.93%	25.52%
2022	1.00%	885,244	5.90	5,224,568	1.04%	-20.21%
2021	1.00%	950,741	7.40	7,032,569	0.52%	16.91%
2020	1.00%	992,994	6.33	6,282,446	0.73%	18.87%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2024	1.00%	211,424	5.01	1,058,520	1.38%	4.78%
2023	1.00%	214,913	4.78	1,026,928	1.52%	9.77%
2022	1.00%	218,873	4.35	952,735	1.76%	-9.51%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.00%	230,909	4.81	1,110,805	1.16%	12.45%
2020	1.00%	227,646	4.28	973,822	1.32%	15.14%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2024	1.00%	593,475	13.08	7,761,446	0.03%	33.96%
2023	1.00%	613,399	9.76	5,988,398	0.14%	41.75%
2022	1.00%	634,887	6.89	4,372,579	0.16%	-30.59%
2021	1.00%	672,278	9.92	6,670,372	0.10%	19.14%
2020	1.00%	721,447	8.33	6,008,482	0.41%	31.63%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2024	1.00%	2,742	28.89	79,210	1.01%	11.97%
2023	1.00%	2,565	25.80	66,164	1.11%	10.29%
2022	1.00%	2,754	23.39	64,422	1.31%	-6.50%
2021	1.00%	2,753	25.02	68,883	0.45%	18.54%
2020	1.00%	2,754	21.11	58,126	1.13%	-1.91%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	1.00%	11,684	35.17	410,991	3.38%	6.36%
2023	1.00%	12,235	33.07	404,638	4.78%	21.06%
2022	1.00%	12,845	27.32	350,892	3.33%	-15.96%
2021	1.00%	12,909	32.51	419,631	1.87%	4.42%
2020	1.00%	12,742	31.13	396,673	2.66%	-2.26%
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares (LZRIES)
2024	1.00%	2,932	21.84	64,025	2.93%	4.57%
2023	1.00%	2,747	20.88	57,371	1.36%	14.73%
2022	1.00%	2,449	18.20	44,584	3.12%	-15.85%
2021	1.00%	2,918	21.63	63,131	0.73%	4.78%
2020	1.00%	5,240	20.65	108,186	2.46%	7.16%
Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (LZRUSM)
2024	1.00%	105,905	5.03	532,690	0.00%	10.00%
2023	1.00%	105,663	4.57	483,138	0.00%	8.93%
2022	1.00%	105,069	4.20	441,024	0.00%	-16.36%
2021	1.00%	110,299	5.02	553,507	0.05%	18.68%
2020	1.00%	111,094	4.23	469,755	0.19%	5.70%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I (LPVCAI)
2024	1.00%	23	31.27	727	0.12%	11.67%
2023	1.00%	120	28.00	3,361	0.13%	23.19%
2022	1.00%	513	22.73	11,652	0.46%	-27.15%
2021	1.00%	513	31.20	15,993	0.16%	9.20%
2020	1.00%	513	28.57	14,655	0.83%	16.84%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2024	1.00%	1,871	36.80	68,856	1.33%	15.68%
2023	1.00%	1,871	31.81	59,524	2.16%	13.06%
2022	1.00%	1,871	28.14	52,648	1.54%	-9.01%
2021	1.00%	1,639	30.92	50,674	1.55%	25.54%
2020	1.00%	1,639	24.63	40,374	1.45%	6.60%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2024	1.00%	5,357	60.30	323,050	0.00%	26.61%
2023	1.00%	4,411	47.63	210,077	0.00%	42.59%
2022	1.00%	4,291	33.40	143,329	0.00%	-32.92%
2021	1.00%	4,434	49.79	220,751	0.00%	20.73%
2020	1.00%	4,457	41.24	183,817	0.02%	29.44%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2024	1.00%	2,386	21.77	51,949	6.70%	5.99%
2023	1.00%	2,269	20.54	46,612	5.33%	9.17%
2022	1.00%	2,662	18.81	50,087	6.87%	-14.58%
2021	1.00%	2,530	22.03	55,725	4.55%	0.32%
2020	1.00%	2,422	21.96	53,176	4.21%	6.25%
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	1.00%	18,164	10.80	196,221	1.48%	8.03%	*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	1.00%	17,308	10.59	183,227	0.95%	5.86%	*	***
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	1.00%	45,503	9.95	452,970	0.66%	-0.45%	*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	1.00%	2,286	10.26	23,454	3.30%	2.60%	*	***

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II (LACLV2)
2024	1.00%	4,151	10.58	43,915	2.02%	5.81%	*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	1.00%	25,532	11.86	302,838	0.00%	18.61%	*	***
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II (LACV2)
2024	1.00%	112,976	10.59	1,196,379	2.27%	5.90%	*	***
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2024	1.00%	63,954	6.87	439,080	0.50%	20.92%
2023	1.00%	90,768	5.68	515,368	0.82%	15.17%
2022	1.00%	95,380	4.93	470,203	0.87%	-14.41%
2021	1.00%	94,706	5.76	545,480	0.74%	24.37%
2020	1.00%	91,493	4.63	423,709	1.15%	14.27%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2024	1.00%	134,646	4.82	649,052	0.88%	19.40%
2023	1.00%	138,324	4.04	558,453	0.97%	12.06%
2022	1.00%	140,891	3.60	507,585	1.32%	-10.34%
2021	1.00%	144,057	4.02	578,837	1.09%	27.74%
2020	1.00%	140,900	3.15	443,217	1.48%	1.68%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2024	1.00%	23,577	14.19	334,667	1.79%	23.63%
2023	1.00%	13,356	11.48	153,351	2.18%	14.82%	*	***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	1.00%	479	4.86	2,331	0.00%	22.78%
2023	1.00%	479	3.96	1,899	0.00%	16.97%
2022	1.00%	2,943	3.39	9,962	0.00%	-29.44%
2021	1.00%	2,943	4.80	14,120	0.00%	11.87%
2020	1.00%	2,943	4.29	12,624	0.00%	38.59%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares (AMRI)
2024	1.00%	3,764	4.88	18,361	0.35%	7.73%
2023	1.00%	10,157	4.53	45,995	1.05%	9.90%
2022	1.00%	10,705	4.12	44,109	0.49%	-10.65%
2021	1.00%	14,440	4.61	66,593	0.65%	31.48%
2020	1.00%	12,859	3.51	45,104	1.30%	-3.59%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	1.00%	7,902	57.22	452,157	0.19%	24.58%
2023	1.00%	12,107	45.93	556,055	0.34%	25.64%
2022	1.00%	12,265	36.56	448,364	0.44%	-19.26%
2021	1.00%	12,177	45.28	551,359	0.38%	22.25%
2020	1.00%	12,359	37.04	457,743	0.61%	18.37%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	1.00%	136,733	1.54	211,130	5.65%	5.03%
2023	1.00%	137,442	1.47	202,053	4.57%	4.85%
2022	1.00%	138,166	1.40	193,722	3.85%	-6.13%
2021	1.00%	139,158	1.49	207,847	2.59%	-0.26%
2020	1.00%	139,953	1.50	209,579	2.36%	2.43%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2024	1.00%	174,343	14.99	2,613,168	1.54%	11.63%
2023	1.00%	194,214	13.43	2,607,717	1.71%	-2.56%
2022	1.00%	203,575	13.78	2,805,261	1.40%	-11.24%
2021	1.00%	217,816	15.53	3,381,687	1.26%	29.01%
2020	1.00%	230,248	12.03	2,770,977	5.51%	-8.18%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2024	0.79%	1,841,854	25.82	47,556,652	0.00%	22.06%
2023	0.79%	2,078,332	21.15	43,965,135	0.00%	18.88%
2022	0.79%	2,232,641	17.80	39,730,282	0.00%	-23.17%
2021	0.79%	2,410,756	23.16	55,835,009	0.00%	28.65%
2020	0.79%	2,669,974	18.00	48,069,205	0.18%	-1.98%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2024	1.00%	1,526	19.74	30,121	6.53%	2.71%
2023	1.00%	1,526	19.21	29,327	2.99%	7.07%
2022	1.00%	1,526	17.95	27,391	7.78%	-12.72%
2021	1.00%	1,527	20.56	31,400	11.10%	15.08%
2020	1.00%	1,527	17.87	27,284	4.97%	6.94%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2024	1.00%	1,443	19.61	28,299	6.43%	6.45%
2023	1.00%	1,441	18.42	26,534	5.70%	9.99%
2022	1.00%	1,431	16.74	23,965	4.82%	-16.55%
2021	1.00%	1,652	20.07	33,151	4.49%	-3.53%
2020	1.00%	1,791	20.80	37,252	4.59%	5.64%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	1.00%	249	18.42	4,595	3.62%	4.41%
2023	1.00%	249	17.64	4,401	2.58%	7.93%
2022	1.00%	249	16.35	4,078	1.49%	-11.05%
2021	1.00%	249	18.38	4,584	1.58%	-2.93%
2020	1.00%	249	18.93	4,715	5.95%	4.51%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2024	1.00%	1,523	14.10	21,475	3.54%	-1.50%
2023	1.00%	1,407	14.32	20,148	2.25%	4.21%
2022	1.00%	1,614	13.74	22,173	1.47%	-11.89%
2021	1.00%	2,263	15.59	35,277	4.98%	-5.11%
2020	1.00%	2,015	16.43	33,108	2.44%	9.02%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2024	1.00%	1,622	22.46	36,434	5.86%	5.82%
2023	1.00%	2,001	21.22	42,462	5.66%	11.09%
2022	1.00%	2,082	19.11	39,773	5.05%	-11.17%
2021	1.00%	2,540	21.51	54,626	4.45%	2.60%
2020	1.00%	4,561	20.96	95,618	4.83%	4.69%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	1.00%	4,140	13.08	54,171	3.99%	3.45%
2023	1.00%	4,524	12.65	57,222	3.58%	3.92%
2022	1.00%	4,952	12.17	60,273	1.63%	-6.68%
2021	1.00%	6,443	13.04	84,025	0.52%	-1.91%
2020	1.00%	6,414	13.30	85,277	1.20%	1.97%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2024	1.00%	9,950	15.26	151,811	2.72%	-6.95%
2023	1.00%	11,962	16.40	196,149	2.38%	2.95%
2022	1.00%	11,165	15.93	177,830	2.05%	-29.58%
2021	1.00%	9,475	22.62	214,321	1.56%	-5.73%
2020	1.00%	10,275	23.99	246,534	1.67%	16.22%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2024	1.00%	207,547	1.77	367,703	2.61%	1.11%
2023	1.00%	206,462	1.75	361,774	2.98%	2.64%
2022	1.00%	218,267	1.71	372,619	7.00%	-12.78%
2021	1.00%	220,163	1.96	430,924	5.02%	4.54%
2020	1.00%	273,050	1.87	511,252	1.43%	10.60%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	1.00%	2	7.53	18	16.04%	-8.77%
2022	1.00%	2	8.26	20	30.15%	7.54%
2021	1.00%	2	7.68	18	7.41%	32.02%
2020	1.00%	2	5.82	12	6.43%	0.34%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2024	1.00%	279,937	1.74	487,410	4.04%	1.51%
2023	1.00%	271,257	1.72	465,290	3.56%	4.87%
2022	1.00%	292,735	1.64	478,801	2.62%	-15.15%
2021	1.00%	301,187	1.93	580,593	1.82%	-2.25%
2020	1.00%	294,562	1.97	580,885	2.19%	7.57%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	1.00%	1,012	13.36	13,513	5.01%	4.99%
2023	1.00%	923	12.72	11,747	4.46%	4.84%
2022	1.00%	908	12.13	11,021	1.57%	-1.14%
2021	1.00%	1,582	12.27	19,414	0.95%	-1.05%
2020	1.00%	5,534	12.40	68,644	1.25%	1.22%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2024	1.00%	74,860	4.98	372,923	0.00%	12.53%
2023	1.00%	73,604	4.43	325,829	0.00%	17.60%
2022	1.00%	71,695	3.76	269,872	0.00%	-23.21%
2021	1.00%	75,078	4.90	368,003	0.00%	28.69%
2020	1.00%	76,617	3.81	291,831	0.00%	22.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2024	1.00%	62,222	5.39	335,628	1.22%	2.37%
2023	1.00%	63,277	5.27	333,420	0.90%	24.68%
2022	1.00%	62,642	4.23	264,742	0.40%	-10.10%
2021	1.00%	61,884	4.70	290,914	1.43%	27.54%
2020	1.00%	62,652	3.69	230,934	0.80%	-8.08%
Third Avenue Variable Series Trust - Third Avenue Value Portfolio (TAVV)
2024	1.00%	87,261	3.34	291,623	2.53%	-3.25%
2023	1.00%	94,053	3.45	324,879	2.33%	19.61%
2022	1.00%	106,389	2.89	307,232	1.52%	14.96%
2021	1.00%	114,208	2.51	286,901	0.69%	20.85%
2020	1.00%	122,043	2.08	253,682	2.48%	-3.37%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	1.00%	6,638	2.16	14,342	7.30%	1.74%
2023	1.00%	6,342	2.12	13,468	4.22%	10.30%
2022	1.00%	6,092	1.93	11,729	4.44%	-7.85%
2021	1.00%	6,546	2.09	13,678	4.94%	-5.01%
2020	1.00%	7,517	2.20	16,533	7.36%	7.84%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	1.00%	108,795	2.56	278,552	1.65%	0.20%
2023	1.00%	115,413	2.56	294,920	3.58%	8.68%
2022	1.00%	117,859	2.35	277,108	0.28%	-25.13%
2021	1.00%	128,942	3.14	404,905	0.92%	-12.75%
2020	1.00%	128,446	3.60	462,267	2.04%	16.08%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	1.00%	27,708	3.45	95,494	2.50%	-3.80%
2023	1.00%	37,746	3.58	135,233	2.76%	-4.54%
2022	1.00%	38,810	3.75	145,660	1.52%	7.32%
2021	1.00%	35,213	3.50	123,150	0.42%	17.74%
2020	1.00%	37,207	2.97	110,519	0.95%	17.93%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties and Schedule IV Reinsurance is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 22, 2025

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,

(in thousands, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$538,081	$512,430
Stocks	9,991	12,393
Mortgage loans, net of allowance	984	1,802
Policy loans	3,831	4,286
Cash, cash equivalents and short-term investments	19,645	10,527

Total invested assets	$572,532	$541,438
Accrued investment income	5,773	5,349
Deferred federal income tax assets, net	9,561	9,697
Current federal income tax recoverable	-	10,734
Other assets	8,309	8,437
Separate account assets	12,061,568	10,358,818

Total admitted assets	$12,657,743	$10,934,473

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$258,023	$278,258
Funds withheld and other payables on reinsurance	114,593	119,633
Asset valuation reserve	5,029	4,009
Reinsurance in unauthorized company	9,218	9,928
Other liabilities	35,591	21,959
Separate account liabilities	12,061,568	10,358,818

Total liabilities	$12,484,022	$10,792,605

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Special surplus funds	834	503
Additional paid-in capital	42,165	42,165
Unassigned surplus	125,713	94,191

Total capital and surplus	$173,721	$141,868

Total liabilities, capital and surplus	$12,657,743	$10,934,473

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2024	2023	2022

Revenues
Premiums and annuity considerations	$1,348,190	$901,655	$931,511
Net investment income	24,325	22,311	17,308
Policyholder fee income	26,482	23,241	23,179
Other revenues	2,150	1,854	2,053
Total revenues	$1,401,147	$949,061	$974,051

Benefits and expenses
Benefits to policyholders and beneficiaries	$926,596	$817,326	$676,536
Decrease in reserves for future policy benefits and claims	(13,935)	(9,017)	(6,685)
Net transfers to separate accounts	445,603	104,692	272,767
Decrease in funds withheld	5,901	4,944	5,926
Other expenses	2,384	4,428	6,270
Total benefits and expenses	$1,366,549	$922,373	$954,814

Income before federal income tax expense (benefit) and net realized capital gains (losses) on investments	$34,598	$26,688	$19,237
Federal income tax expense (benefit)	3,068	(9,917)	1,957

Income before net realized capital gains (losses) on investments	$31,530	$36,605	$17,280
Net realized capital gains (losses) on investments, net of federal income tax (benefit) expense of $(65), $(174) and $81 in 2024, 2023 and 2022, respectively, and excluding $(258), $(1,248) and $18 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	242	(935)	(52)
Net income	$31,772	$35,670	$17,228

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$5,009	$-	$42,165	$55,421	$102,595

Net income	-	-	-	17,228	17,228
Change in asset valuation reserve	-	-	-	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	-	-	-	(578)	(578)
Change in deferred income taxes	-	-	-	2,756	2,756
Change in nonadmitted assets	-	-	-	(2,923)	(2,923)
Balance as of December 31, 2022	$5,009	$-	$42,165	$71,735	$118,909

Net income	-	-	-	35,670	35,670
Change in asset valuation reserve	-	-	-	(176)	(176)
Change in net unrealized capital gains and losses net of tax expense of $49	-	-	-	1,001	1,001
Change in deferred income taxes	-	-	-	(6,435)	(6,435)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	503	-	2,324	2,827
Change in liability for reinsurance in unauthorized company	-	-	-	(9,928)	(9,928)
Balance as of December 31, 2023	$5,009	$503	$42,165	$94,191	$141,868

Net income	-	-	-	31,772	31,772
Change in asset valuation reserve	-	-	-	(1,020)	(1,020)
Change in net unrealized capital gains and losses net of tax expense of $14	-	-	-	503	503
Change in deferred income taxes	-	-	-	1,377	1,377
Change in nonadmitted assets	-	-	-	(1,489)	(1,489)
Change in liability for reinsurance in unauthorized company	-	-	-	710	710
Other, net	-	331	-	(331)	-
Balance as of December 31, 2024	$5,009	$834	$42,165	$125,713	$173,721

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of NATIONWIDE LIFE INSURANCE COMPANY)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$1,348,190	$901,655	$931,511
Net investment income	22,898	21,055	15,582
Other revenue	27,212	24,983	24,197
Policy benefits and claims paid	(925,524)	(817,922)	(676,675)
Commissions, operating expenses and taxes, other than federal income tax paid	(8,338)	(8,291)	(12,304)
Net transfers to separate accounts	(445,576)	(104,668)	(272,722)
Federal income taxes recovered (paid)	9,192	(122)	(1,092)
Net cash provided by operating activities	$28,054	$16,690	$8,497

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds and stocks	$61,685	$43,820	$25,470
Mortgage loans	818	2,552	1,620
Other assets	-	2	-
Total Investment proceeds	$62,503	$46,374	$27,090
Cost of investments acquired:
Bonds and stocks	$(83,480)	$(111,362)	$(70,724)
Other assets	(2)	-	-
Total Investments acquired	$(83,482)	$(111,362)	$(70,724)
Net decrease in policy loans	$469	$295	$243
Net cash used in investing activities	$(20,510)	$(64,693)	$(43,391)

Cash flows from financing activities and miscellaneous sources:
Net change in deposits on deposit-type contract funds and other insurance liabilities	$(6,271)	$5,745	$17,139
Net change in borrowed money	-	-	(17,936)
Other cash provided (used)	7,845	585	(15,720)

Net cash provided by (used in) financing activities and miscellaneous sources	$1,574	$6,330	$(16,517)

Net increase (decrease) in cash, cash equivalents and short-term investments	$9,118	$(41,673)	$(51,411)
Cash, cash equivalents and short-term investments at beginning of year	10,527	52,200	103,611
Cash, cash equivalents and short-term investments at end of year	$19,645	$10,527	$52,200

Supplemental disclosure of non-cash activities
Exchange of bond investments	$2,004	$26,508	$-

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company. The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of JNL’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily markets variable annuities, including a flat insurance fee-based variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Recently Adopted Accounting Standards

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital (“RBC”) greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company does not have derivative investments. As of December 31, 2024 and 2023, the Company has $834 and $503, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 22, 2025, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,581	$-	$2,581	0%
At book value less current surrender charge of 5% or more	150	-	-	150	0%
At fair value	-	-	12,026,525	12,026,525	98%

Total with market value adjustment or at fair value	$150	$2,581	$12,026,525	$12,029,256	98%
At book value without adjustment (minimal or no charge or adjustment)	260,047	-	-	260,047	2%
Not subject to discretionary withdrawal	13,047	-	187	13,234	0%

Total, gross	$273,244	$2,581	$12,026,712	$12,302,537	100%
Less: Reinsurance ceded	(118,674)	-	-	(118,674)

Total, net	$154,570	$2,581	$12,026,712	$12,183,863

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$7	$-	$-	$7

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$-	$2,189	$-	$2,189	0%
At book value less current surrender charge of 5% or more	158	-	-	158	0%
At fair value	-	-	10,328,097	10,328,097	97%

Total with market value adjustment or at fair value	$158	$2,189	$10,328,097	$10,330,444	97%
At book value without adjustment (minimal or no charge or adjustment)	278,734	-	-	278,734	3%
Not subject to discretionary withdrawal	14,906	-	343	15,249	0%

Total, gross	$293,798	$2,189	$10,328,440	$10,624,427	100%
Less: Reinsurance ceded	(125,185)	-	-	(125,185)

Total, net	$168,613	$2,189	$10,328,440	$10,499,242

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$133	$-	$-	$133

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2024
Subject to discretionary withdrawal:
At fair value	$-	$32,182	$32,182	42%

Total with market value adjustment or at fair value	$-	$32,182	$32,182	42%
At book value without adjustment (minimal or no charge or adjustment)	44,915	-	44,915	58%

Total, gross	$44,915	$32,182	$77,097	100%
Less: Reinsurance ceded	(1,076)	-	(1,076)

Total, net	$43,839	$32,182	$76,021

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$-	$28,094	$28,094	39%

Total with market value adjustment or at fair value	$-	$28,094	$28,094	39%
At book value without adjustment (minimal or no charge or adjustment)	44,863	-	44,863	61%

Total, gross	$44,863	$28,094	$72,957	100%
Less: Reinsurance ceded	(1,103)	-	(1,103)

Total, net	$43,760	$28,094	$71,854

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total

December 31, 2024
At book value without adjustment (minimal or no charge or adjustment)	$56,136	81%
Not subject to discretionary withdrawal	13,324	19%

Total, gross	$69,460	100%
Less: Reinsurance ceded	(9,846)

Total, net	$59,614

December 31, 2023
At book value without adjustment (minimal or no charge or adjustment)	$61,920	81%
Not subject to discretionary withdrawal	14,418	19%

Total, gross	$76,338	100%
Less: Reinsurance ceded	(10,453)

Total, net	$65,885

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2024	2023

Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$185,754	$197,919
Supplemental contracts with life contingencies, net	12,655	14,454
Deposit-type contracts	59,614	65,885

Subtotal	$258,023	$278,258

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	12,061,475	10,358,723

Subtotal	$12,061,475	$10,358,723

Total annuity actuarial reserves and deposit fund liabilities, net	$12,319,498	$10,636,981

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account

(in thousands)	Account value	Cash value	Reserve

December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$79,437	$139,873	$140,920

Subtotal	$79,437	$139,873	$140,920
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	3,704
Accidental death benefits	-	-	7
Disability - active lives	-	-	20
Disability - disabled lives	-	-	2,771
Miscellaneous reserves	-	-	1,559

Total, gross	$79,437	$139,873	$148,981
Less: Reinsurance ceded	(79,437)	(139,873)	(148,981)

Total, net	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$85,101	$149,223	$152,284

Subtotal	$85,101	$149,223	$152,284
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	4,773
Accidental death benefits	-	-	8
Disability - active lives	-	-	25
Disability - disabled lives	-	-	2,976
Miscellaneous reserves	-	-	1,688

Total, gross	$85,101	$149,223	$161,754
Less: Reinsurance ceded	(85,101)	(149,223)	(161,754)

Total, net	$-	$-	$-

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuities	$12,061,568	$-	$10,358,818	$-
Total	$12,061,568	$-	$10,358,818	$-

No amounts have been paid towards separate account guarantees by the general account and no related risk charges have been paid by the separate account for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$-	$1,350,060	$ 1,350,060
Reserves
For accounts with assets at:
Fair value	$2,581	$12,058,894	$ 12,061,475

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475
By withdrawal characteristics:
With market value adjustment	$2,581	$-	$ 2,581
At fair value	-	12,058,707	12,058,707
Subtotal	$2,581	$12,058,707	$ 12,061,288
Not subject to discretionary withdrawal	-	187	187

Total reserves[1]	$2,581	$12,058,894	$ 12,061,475

1   The total reserves balance does not equal the liabilities related to separate accounts of $12,061,568 in the statutory statements of admitted assets, liabilities, capital and surplus by $93, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

December 31, 2023
Premiums, considerations or deposits	$-	$897,590	$ 897,590
Reserves
For accounts with assets at:
Fair value	$2,189	$10,356,534	$ 10,358,723

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723
By withdrawal characteristics:
With market value adjustment	$2,189	$-	$ 2,189
At fair value	-	10,356,191	10,356,191
Subtotal	$2,189	$10,356,191	$ 10,358,380
Not subject to discretionary withdrawal	-	343	343

Total reserves[1]	$2,189	$10,356,534	$ 10,358,723

1	The total reserves balance does not equal the liabilities related to separate accounts of $10,358,818 in the statutory statements of admitted assets, liabilities, capital and surplus by $95, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$1,350,060	$897,590	$ 934,121
Transfers from separate accounts	(903,226)	(795,025)	(661,634)
Net transfers to separate accounts	$446,834	$102,565	$ 272,487
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(978)	2,321	(4,557)
Other miscellaneous adjustments not included in the general account balance	(253)	(194)	4,837

Net transfers as reported in the statutory statements of operations	$445,603	$104,692	$ 272,767

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$7,833	$-	$434	$7,399
States, territories and possessions	993	-	139	854
Political subdivisions and special revenues	12,396	1	842	11,555
Industrial and miscellaneous	439,272	1,732	17,783	423,221
Loan-backed and structured securities	77,587	451	5,518	72,520
Total bonds	$538,081	$2,184	$24,716	$515,549
Common stocks unaffiliated	-	-	-	-
Preferred stocks unaffiliated	1,956	-	-	1,956
Total unaffiliated stocks[1]	$1,956	$-	$-	$1,956
Total bonds and unaffiliated stocks	$540,037	$2,184	$24,716	$517,505

December 31, 2023
Bonds:
U.S. Government	$9,911	$-	$476	$9,435
Political subdivisions and special revenues	12,687	1	669	12,019
Industrial and miscellaneous	402,715	3,458	15,763	390,410
Loan-backed and structured securities	87,117	593	6,215	81,495
Total bonds	$512,430	$4,052	$23,123	$493,359
Common stocks unaffiliated	50	-	-	50
Preferred stocks unaffiliated	4,760	-	-	4,760
Total unaffiliated stocks[1]	$4,810	$-	$-	$4,810
Total bonds and unaffiliated stocks	$517,240	$4,052	$23,123	$498,169

1	Excludes affiliated common stocks with a carrying value of $8,035 and $7,583 as of December 31, 2024 and 2023, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law was $10,271 and $10,241 as of December 31, 2024 and 2023, respectively.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$23,780	$23,645
Due after one year through five years	226,303	223,633
Due after five years through ten years	105,209	103,082
Due after ten years	105,202	92,669
Total bonds excluding loan-backed and structured securities	$460,494	$443,029
Loan-backed and structured securities	77,587	72,520
Total bonds	$538,081	$515,549

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$-	$-	$7,399	$434	$7,399	$434
States, Territories and Possessions	-	-	854	139	854	139
Political subdivisions and special revenues	2,237	63	7,717	779	9,954	842
Industrial and miscellaneous	164,679	2,099	169,215	15,684	333,894	17,783
Loan-backed and structured securities	13,584	167	47,511	5,351	61,095	5,518
Total bonds	$180,500	$2,329	$232,696	$22,387	$413,196	$24,716
Preferred stocks unaffiliated	$-	$-	$946	$54	$946	$54
Total bonds and unaffiliated stocks	$180,500	$2,329	$233,642	$22,441	$414,142	$24,770

December 31, 2023
Bonds:
U.S. Government	$-	$-	$9,435	$476	$9,435	$476
Political subdivisions and special revenues	2,650	10	9,117	659	11,767	669
Industrial and miscellaneous	41,792	79	239,843	15,684	281,635	15,763
Loan-backed and structured securities	5,886	74	55,880	6,141	61,766	6,215
Total bonds	$50,328	$163	$314,275	$22,960	$364,603	$23,123
Preferred stocks unaffiliated	$-	$-	$789	$211	$789	$211
Total bonds and unaffiliated stocks	$50,328	$163	$315,064	$23,171	$365,392	$23,334

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in thousands)	2024	December 31, 2023	2022
Bonds	$23,151	$19,917	$16,730
Preferred stocks	218	339	429
Common stocks	51	222	67
Mortgage loans	71	169	299
Policy loans	247	270	296
Other	1,124	1,867	273
Gross investment income	$24,862	$22,784	$18,094
Interest expense	-	-	(218)
Investment expenses	(537)	(473)	(568)
Net investment income	$24,325	$22,311	$17,308

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $5,773 and $5,349, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in thousands)	2024	December 31, 2023	2022
Gross gains on sales	$357	$38	$143
Gross losses on sales	(438)	(1,320)	(96)
Net realized capital (losses) gains on sales	$(81)	$(1,282)	$47
Other-than-temporary impairments	-	(1,075)	-
Total net realized capital (losses) gains	$(81)	$(2,357)	$47
Tax (benefit) expense on realized (losses) gains	(65)	(174)	81
Net realized capital losses, net of tax	$(16)	$(2,183)	$(34)
Less: Net realized (losses) gains transferred to the IMR	(258)	(1,248)	18
Net realized capital gains (losses), net of tax and transfers to the IMR	$242	$(935)	$(52)

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $268 and $437, respectively. For the years ended 2023 and 2022, all gross realized gains and losses on sales were related to bonds.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of the dates indicated:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2024
Assets
Preferred stocks unaffiliated	$-	$1,956	$-	$1,956
Separate account assets	12,061,568	-	-	12,061,568
Assets at fair value	$12,061,568	$1,956	$-	$12,063,524

December 31, 2023
Assets
Preferred stocks unaffiliated	$-	$4,760	$-	$4,760
Common stocks unaffiliated	-	50	-	50
Separate account assets	10,358,818	-	-	10,358,818
Assets at fair value	$10,358,818	$4,810	$-	$10,363,628

The following table summarizes the carrying value and fair value of the Company’s assets not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets
Bonds[1]	$7,398	$499,091	$9,060	$515,549	$538,081
Mortgage loans, net of allowance	-	-	984	984	984
Policy loans	-	-	3,831	3,831	3,831
Cash, cash equivalents and short-term investments	4,036	15,609	-	19,645	19,645
Total assets	$11,434	$514,700	$13,875	$540,009	$562,541

December 31, 2023
Assets
Bonds[1]	$9,435	$474,671	$9,253	$493,359	$512,430
Mortgage loans, net of allowance	-	-	1,802	1,802	1,802
Policy loans	-	-	4,286	4,286	4,286
Cash, cash equivalents and short-term investments	(6,011)	16,538	-	10,527	10,527
Total assets	$3,424	$491,209	$15,341	$509,974	$529,045

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in thousands)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$28,944	$73	$29,017
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$28,944	$73	$29,017
Less: Deferred tax assets nonadmitted	18,912	-	18,912
Net admitted deferred tax assets	$10,032	$73	$10,105
Less: Deferred tax liabilities	38	506	544
Net admitted deferred tax assets (liabilities)	$9,994	$(433)	$9,561

(in thousands)	Ordinary	December 31, 2023 Capital	Total
Total gross deferred tax assets	$27,250	$87	$27,337
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$27,250	$87	$27,337
Less: Deferred tax assets nonadmitted	17,413	-	17,413
Net admitted deferred tax assets	$9,837	$87	$9,924
Less: Deferred tax liabilities	9	218	227
Net admitted deferred tax assets (liabilities)	$9,828	$(131)	$9,697

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2024	2023	Change
Adjusted gross deferred tax assets	$29,017	$27,337	$1,680
Total deferred tax liabilities	544	227	317
Net deferred tax assets	$28,473	$27,110	$1,363
Less: Tax effect of unrealized gains and losses			(14)
Change in deferred income tax			$1,377

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

			December 31, 2024
(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	-	$	-
Adjusted gross deferred tax assets expected to be realized[1]		9,561		-		9,561
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		471		73		544
Admitted deferred tax assets	$	10,032	$	73	$	10,105

			December 31, 2023

(in thousands)	Ordinary		Capital		Total
Federal income taxes recoverable through loss carryback	$	-	$	10	$	10
Adjusted gross deferred tax assets expected to be realized[1]		9,668		19		9,687
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities		169		58		227
Admitted deferred tax assets	$	9,837	$	87	$	9,924

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $24,624 and $19,826, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $164,159 and $132,171 as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 2,049% and 1,812% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	1.39%	0.00%	1.39%
Net admitted adjusted gross deferred tax assets	3.99%	0.00%	3.99%

	December 31, 2023

	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2024		2023		Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$	295	$	406	$	(111)
Deferred acquisition costs		27,753		25,896		1,857
Net operating loss carry-forward		431		862		(431)
Tax credit carry-forward		403		-		403
Other		62		86		(24)
Subtotal	$	28,944	$	27,250	$	1,694
Nonadmitted	$	(18,912)	$	(17,413)	$	(1,499)
Admitted ordinary deferred tax assets	$	10,032	$	9,837	$	195
Capital:
Investments	$	73	$	87	$	(14)
Subtotal	$	73	$	87	$	(14)
Nonadmitted	$	-	$	-	$	-
Admitted capital deferred tax assets	$	73	$	87	$	(14)
Admitted deferred tax assets	$	10,105	$	9,924	$	181

Deferred tax liabilities
Ordinary:
Investments	$	(3)	$	(9)	$	6
Other		(35)		-		(35)
Subtotal	$	(38)	$	(9)	$	(29)
Capital:
Investments	$	(506)	$	(218)	$	(288)
Subtotal	$	(506)	$	(218)	$	(288)
Deferred tax liabilities	$	(544)	$	(227)	$	(317)
Net deferred tax assets	$	9,561	$	9,697	$	(136)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2024		2023		2022
Current income tax expense (benefit)	$	3,003	$	(10,091)	$	2,038
Change in deferred income tax (without tax on unrealized gains and losses)		(1,377)		6,435		(2,756)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

Income before income and capital gains (losses) taxes	$	34,775	$	25,579	$	19,266
Federal statutory tax rate		21%		21%		21%
Expected income tax expense at statutory tax rate	$	7,303	$	5,372	$	4,046
Decrease in actual tax reported resulting from:
Dividends received deduction		(3,372)		(6,645)		(1,827)
Amortization of interest maintenance reserve		(100)		(353)		(138)
Tax credits		(2,118)		(2,030)		(2,726)
Other		(87)		-		(73)
Total income tax expense (benefit) reported	$	1,626	$	(3,656)	$	(718)

There were no federal income taxes incurred that are available for recoupment in the event of future net losses as of December 31, 2024.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in thousands)	Amount		Origination	Expiration
Operating loss carry-forwards	$	2,053	2011	2025
Corporate alternative minimum tax credits	$	403	2024	N/A

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. The $1.0 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(8)	Federal Home Loan Bank Advances

Effective August 21, 2023, the Company terminated its membership in the Federal Home Loan Bank (“FHLB”) of Dallas. Prior to August 21, 2023, through its membership, the Company had pledged collateral to secure borrowed funds from FHLB of Dallas. The Company used these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings were in the form of advances, thus borrowings followed SSAP No. 15, Debt and Holding Company Obligations. Membership required the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company had no membership, activity or excess stock as of December 31, 2024. The Company had no membership or activity stock, and an immaterial amount of excess stock as of December 31, 2023. The Company had no outstanding advances from the FHLB as of December 31, 2024 and 2023, respectively.

(9)	Reinsurance

The Company reinsures 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $150,047 and $179,035 as of December 31, 2024 and 2023, respectively. Protective, WNIC and Conseco provide for full servicing of these policies.

The Company previously issued simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. The Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re U.S. Holdings, Inc. (“Wilton Re”). Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $113,558 and $120,074 as of December 31, 2024 and 2023, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2024, 2023 and 2022, the Company’s operating expenses allocated under these agreements were $22,192, $21,696 and $21,366, respectively.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial as of December 31, 2024 and 2023 and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $17,493 and $11,045 as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company has entered into two servicing agreements with its affiliate, Nationwide Investment Services Corporation (“NISC”) as successor to Jefferson National Securities Corporation. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable annuity contracts through NISC and the Company agrees to reimburse NISC for all variable annuity commissions paid. The Distribution Agreement stipulates that NISC agrees to be the distributor of variable annuity contracts for the Company and the Company agrees that it will reimburse NISC for the costs it incurs to distribute these contracts. The total amounts reimbursed in 2024, 2023 and 2022 under these agreements were immaterial.

Amounts on deposit with NCMC for the benefit of the Company were $15,609 and $16,538 as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $13,968 and $13,451, respectively, of cash and cash equivalents, with the remaining amounts in short-term investments.

During 2023, the Company sold a bond with book adjusted carrying value of $13,257 to NLIC for cash, which resulted in an immaterial realized loss.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements (in thousands)

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory surplus as of December 31, 2024 was $168,712 and statutory net gain from operations before realized capital gains or losses for 2024 was $31,530. As of January 1, 2025, the Company had the ability to pay dividends of $31,530 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I    Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in thousands)

Column A		Column B		Column C		Column D
Type of investment	Cost		Fair Value		Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus

Bonds:
U.S. government and agencies	$	7,833	$	7,398	$	7,833
Obligations of states and political subdivisions		12,396		11,555		12,396
Foreign governments		993		855		993
Public utilities		57,758		55,651		57,758
All other corporate, mortgage-backed and asset-backed securities		459,101		440,090		459,101
Total bonds	$	538,081	$	515,549	$	538,081
Equity Securities:
Nonredeemable preferred stocks		2,000		1,956		1,956
Total stocks[1]	$	2,000	$	1,956	$	1,956
Mortgage loans		984				984
Cash, cash equivalents and short-term investments		19,645				19,645
Policy loans[2]		4,097				3,831
Total invested assets	$	564,807			$	564,497
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $8,035 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $266 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV   Reinsurance

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in thousands)

Column A		Column B		Column C		Column D		Column E	Column F
	Gross amount		Ceded to other companies		Assumed from other companies		Net amount		Percentage of amount assumed to net
2024
Life insurance in force	$	781,802	$	(781,802)	$	-	$	-	-
Life insurance premiums[1]	$	9,902	$	(9,902)	$	-	$	-	-

2023
Life insurance in force	$	862,903	$	(862,903)	$	-	$	-	-
Life insurance premiums[1]	$	10,457	$	(10,457)	$	-	$	-	-

2022
Life insurance in force	$	931,832	$	(931,832)	$	-	$	-	-
Life insurance premiums[1]	$	12,004	$	(12,004)	$	-	$	-	-

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.